Filed electronically with the Securities and Exchange Commission on
                                 March 2, 1998.

                                                                File No. 2-13628
                                                                File No. 811-43

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.
                                 ---------
      Post-Effective Amendment No.   92
                                  --------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.    44
                   ---------

                            Scudder Investment Trust
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                    Two International Place, Boston, MA 02110
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
               --------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

             immediately upon filing pursuant to paragraph (b)
       ----

             on ____________ pursuant to paragraph (b)
       ----

             60 days after filing pursuant to paragraph (a)(i)
       ----

         X   on May 1, 1998 pursuant to paragraph (a)(i)
       ----

             75 days after filing pursuant to paragraph (a)(ii)
       ----

             on _____________ pursuant to paragraph (a)(ii) of Rule 485.
       ----

                            SCUDDER INVESTMENT TRUST
                         SCUDDER GROWTH AND INCOME FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

  Item No.    Item Caption         Prospectus Caption
  --------    ------------         ------------------

     1.       Cover Page           COVER PAGE

     2.       Synopsis             EXPENSE INFORMATION

     3.       Condensed            FINANCIAL HIGHLIGHTS
              Financial
              Information

     4.       General              INVESTMENT OBJECTIVE AND POLICIES
              Description of       WHY INVEST IN THE FUND?
              Registrant           ADDITIONAL INFORMATION ABOUT POLICIES AND
                                         INVESTMENTS
                                   FUND ORGANIZATION

     5.       Management of the    A MESSAGE FROM SCUDDER'S CHAIRMAN
              Fund                 FUND  ORGANIZATION--Investment adviser and
                                         Transfer agent
                                   TRUSTEES AND OFFICERS
                                   SHAREHOLDER BENEFITS--A team approach to
                                         investing

    5A.       Management           NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and    DISTRIBUTION AND PERFORMANCE INFORMATION--
              Other Securities     Dividends and capital gains distributions
                                   FUND ORGANIZATION
                                   TRANSACTION INFORMATION--Tax Information
                                   SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                         Automated Information Line, Dividend
                                         reinvestment plan, T.D.D. service for
                                         the hearing impaired

                                   HOW TO CONTACT SCUDDER

     7.       Purchase of          PURCHASES
              Securities Being     FUND ORGANIZATION--Underwriter
              Offered              TRANSACTION INFORMATION--Purchasing shares,
                                         Share price, Processing time, Minimum
                                         balances, Third party transactions
                                   SHAREHOLDER BENEFITS--Dividend reinvestment
                                         plan
                                   SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

     8.       Redemption or        EXCHANGES AND REDEMPTIONS
              Repurchase           TRANSACTION INFORMATION--Redeeming shares,
                                         Tax identification number, Minimum
                                         balances

     9.       Pending Legal        NOT APPLICABLE
              Proceedings

                         SCUDDER GROWTH AND INCOME FUND
                              CROSS-REFERENCE SHEET
                                   (continued)
PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     FUND ORGANIZATION
              and History

    13.       Investment Objectives   THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies            POLICIES
                                      PORTFOLIO TRANSACTIONS--Portfolio turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      TRUSTEES AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts and Other
                                            Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage,
              and Other Practices           Portfolio Turnover

    18.       Capital Stock and       FUND ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                       FUND--Dividend and Capital Gain
                                            Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS

                            SCUDDER INVESTMENT TRUST
                        SCUDDER LARGE COMPANY GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

  Item No.    Item Caption         Prospectus Caption
  --------    ------------         ------------------

     1.       Cover Page           COVER PAGE

     2.       Synopsis             EXPENSE INFORMATION

     3.       Condensed            FINANCIAL HIGHLIGHTS
              Financial            DISTRIBUTION AND FINANCIAL INFORMATION
              Information

     4.       General              INVESTMENT OBJECTIVE AND POLICIES
              Description of       WHY INVEST IN THE FUND?
              Registrant           ADDITIONAL INFORMATION ABOUT POLICIES AND
                                   INVESTMENTS
                                   FUND ORGANIZATION

     5.       Management of the    FINANCIAL HIGHLIGHTS
              Fund                 A MESSAGE FROM SCUDDER'S CHAIRMAN
                                   FUND ORGANIZATION--Investment adviser and
                                         Transfer agent
                                   TRUSTEES AND OFFICERS

    5A.       Management           SHAREHOLDER BENEFITS--A team approach to
              Discussion of Fund         investing
              Performance

     6.       Capital Stock and    DISTRIBUTION AND PERFORMANCE INFORMATION--
              Other Securities           Dividends and capital gains
                                         distributions
                                   FUND ORGANIZATION
                                   TRANSACTION INFORMATION--Tax information
                                   SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                         Automated Information Line, Dividend
                                         reinvestment plan, T.D.D. service for
                                         the hearing impaired

                                   HOW TO CONTACT SCUDDER

     7.       Purchase of          PURCHASES
              Securities Being     FUND ORGANIZATION--Underwriter
              Offered              TRANSACTION INFORMATION--Purchasing shares,
                                         Share price, Processing time, Minimum
                                         balances, Third party transactions
                                   SHAREHOLDER BENEFITS--Dividend reinvestment
                                         plan
                                   SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                   INVESTMENT PRODUCTS AND SERVICES

     8.       Redemption or        EXCHANGES AND REDEMPTIONS
              Repurchase           TRANSACTION INFORMATION--Redeeming shares,
                                         Tax identification number and Minimum
                                         balances

     9.       Pending Legal        NOT APPLICABLE
              Proceedings

                        SCUDDER LARGE COMPANY GROWTH FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     FUND ORGANIZATION
              and History

    13.       Investment Objectives   THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies            POLICIES
                                      PORTFOLIO TRANSACTIONS--Portfolio turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      TRUSTEES AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts and Other
                                            Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage
              and Other Practices           commissions

    18.       Capital Stock and       FUND ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                       FUND--Dividend and Capital Gain
                                            Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS

                            SCUDDER INVESTMENT TRUST
                           SCUDDER CLASSIC GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

  Item No.    Item Caption         Prospectus Caption
  --------    ------------         ------------------

     1.       Cover Page           COVER PAGE

     2.       Synopsis             EXPENSE INFORMATION

     3.       Condensed            FINANCIAL HIGHLIGHTS
              Financial
              Information

     4.       General              INVESTMENT OBJECTIVES AND POLICIES
              Description of       WHY INVEST IN THE FUND?
              Registrant           ADDITIONAL INFORMATION ABOUT POLICIES AND
                                         INVESTMENTS
                                   FUND ORGANIZATION

     5.       Management of the    A MESSAGE FROM SCUDDER'S CHAIRMAN
              Fund                 FUND ORGANIZATION--Investment adviser and
                                         Transfer agent
                                   TRUSTEES AND OFFICERS
                                   SHAREHOLDER BENEFITS--A team approach to
                                    investing

    5A.       Management           NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and    DISTRIBUTION AND PERFORMANCE INFORMATION--
              Other Securities           Dividends and capital gains
                                         distributions
                                   FUND ORGANIZATION
                                   TRANSACTION INFORMATION--Tax information
                                   SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                         Automated Information Line, Dividend
                                         reinvestment plan, T.D.D. service for
                                         the hearing impaired
                                   HOW TO CONTACT SCUDDER

     7.       Purchase of          PURCHASES
              Securities Being     FUND ORGANIZATION--Underwriter
              Offered              TRANSACTION INFORMATION--Purchasing shares,
                                         Share price, Processing time, Minimum
                                         balances, Third party transactions
                                   SHAREHOLDER BENEFITS--Dividend reinvestment
                                         plan
                                   SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

     8.       Redemption or        EXCHANGES AND REDEMPTIONS
              Repurchase           TRANSACTION INFORMATION--Redeeming shares,
                                         Tax identification number, Minimum
                                         balances

     9.       Pending Legal        NOT APPLICABLE
              Proceedings

                           SCUDDER CLASSIC GROWTH FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     FUND ORGANIZATION
              and History

    13.       Investment Objectives   THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies            POLICIES
                                      PORTFOLIO TRANSACTIONS--Portfolio turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      TRUSTEES AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts and Other
                                            Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage,
              and Other Practices           Portfolio Turnover

    18.       Capital Stock and       FUND ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                       FUND--Dividend and Capital Gain
                                            Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS

                            SCUDDER INVESTMENT TRUST
                           SCUDDER S&P 500 INDEX FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

  Item No.    Item Caption         Prospectus Caption
  --------    ------------         ------------------

     1.       Cover Page           COVER PAGE

     2.       Synopsis             EXPENSE INFORMATION

     3.       Condensed            FINANCIAL HIGHLIGHTS
              Financial
              Information

     4.       General              INVESTMENT OBJECTIVES AND POLICIES
              Description of       WHY INVEST IN THE FUND?
              Registrant           ADDITIONAL INFORMATION ABOUT POLICIES AND
                                         INVESTMENTS
                                   FUND AND PORTFOLIO ORGANIZATION

     5.       Management of the    A MESSAGE FROM SCUDDER'S CHAIRMAN
              Fund                 FUND AND PORTFOLIO ORGANIZATION--Investment
                                         adviser and Transfer agent
                                   TRUSTEES AND OFFICERS OF THE FUND
                                   SHAREHOLDER BENEFITS--A team approach to
                                         investing

    5A.       Management           NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and    DISTRIBUTION AND PERFORMANCE INFORMATION--
              Other Securities           Dividends and capital gains
                                         distributions
                                   FUND AND PORTFOLIO ORGANIZATION
                                   TRANSACTION INFORMATION--Tax information
                                   SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                         Automated Information Line, Dividend
                                         reinvestment plan, T.D.D. service for
                                         the hearing impaired
                                   HOW TO CONTACT SCUDDER

     7.       Purchase of          PURCHASES
              Securities Being     FUND AND PORTFOLIO ORGANIZATION--Underwriter
              Offered              TRANSACTION INFORMATION--Purchasing shares,
                                         Share price, Processing time, Minimum
                                         balances, Third party transactions
                                   SHAREHOLDER BENEFITS--Dividend reinvestment
                                         plan
                                   SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

     8.       Redemption or        EXCHANGES AND REDEMPTIONS
              Repurchase           TRANSACTION INFORMATION--Redeeming shares,
                                         Tax identification number, Minimum
                                         balances

     9.       Pending Legal        NOT APPLICABLE
              Proceedings

                           SCUDDER S&P 500 INDEX FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     FUND ORGANIZATION
              and History

    13.       Investment Objectives   THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies            POLICIES
                                      PORTFOLIO TRANSACTIONS--Portfolio turnover

    14.       Management of the Fund  INVESTMENT ADVISER AND ADMINISTRATOR
                                      INVESTMENT MANAGER AND ADMINISTRATOR
                                      TRUSTEES AND OFFICERS OF THE FUND
                                      REMUNERATION

    15.       Control Persons and     TRUSTEES AND OFFICERS OF THE FUND
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER AND ADMINISTRATOR
              and Other Services      INVESTMENT MANAGER AND ADMINISTRATOR
                                      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts and Other
                                            Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage,
              and Other Practices           Portfolio Turnover

    18.       Capital Stock and       FUND ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                       FUND--Dividend and Capital Gain
                                            Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS

                            SCUDDER INVESTMENT TRUST
                       SCUDDER REAL ESTATE INVESTMENT FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A

  Item No.    Item Caption         Prospectus Caption
  --------    ------------         ------------------

     1.       Cover Page           COVER PAGE

     2.       Synopsis             EXPENSE INFORMATION

     3.       Condensed            FINANCIAL HIGHLIGHTS
              Financial
              Information

     4.       General              INVESTMENT OBJECTIVE AND POLICIES
              Description of       WHY INVEST IN THE FUND?
              Registrant           ADDITIONAL INFORMATION ABOUT POLICIES AND
                                         INVESTMENTS
                                   FUND ORGANIZATION

     5.       Management of the    A MESSAGE FROM SCUDDER'S PRESIDENT
              Fund                 FUND ORGANIZATION--Investment adviser and
                                         Transfer agent
                                   TRUSTEES AND OFFICERS
                                   SHAREHOLDER BENEFITS--A team approach to
                                         investing

    5A.       Management           NOT APPLICABLE
              Discussion of Fund
              Performance

     6.       Capital Stock and    DISTRIBUTION AND PERFORMANCE INFORMATION--
              Other Securities           Dividends and capital gains
                                         distributions
                                   FUND ORGANIZATION
                                   TRANSACTION INFORMATION--Tax Information
                                   SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                         Automated Information Line, Dividend
                                         reinvestment plan, T.D.D. service for
                                         the hearing impaired
                                   HOW TO CONTACT SCUDDER

     7.       Purchase of          PURCHASES
              Securities Being     FUND ORGANIZATION--Underwriter
              Offered              TRANSACTION INFORMATION--Purchasing shares,
                                         Share price, Processing time, Minimum
                                         balances, Third party transactions
                                   SHAREHOLDER BENEFITS--Dividend reinvestment
                                         plan
                                   SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

     8.       Redemption or        EXCHANGES AND REDEMPTIONS
              Repurchase           TRANSACTION INFORMATION--Redeeming shares,
                                         Tax identification number, Minimum
                                         balances

     9.       Pending Legal        NOT APPLICABLE
              Proceedings

                       SCUDDER REAL ESTATE INVESTMENT FUND
                              CROSS-REFERENCE SHEET
                                   (continued)
PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     FUND ORGANIZATION
              and History

    13.       Investment Objectives   THE FUND'S INVESTMENT OBJECTIVE AND
              and Policies            POLICIES
                                      PORTFOLIO TRANSACTIONS--Portfolio turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      TRUSTEES AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      DISTRIBUTOR
                                      ADDITIONAL INFORMATION--Experts and Other
                                            Information

    17.       Brokerage Allocation    PORTFOLIO TRANSACTIONS--Brokerage,
              and Other Practices           Portfolio Turnover

    18.       Capital Stock and       FUND ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED BY THE
              Offered                       FUND--Dividend and Capital Gain
                                            Distribution Options
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS

This prospectus sets forth concisely the information about Scudder Growth and Income Fund, a diversified series of Scudder Investment Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.

If you require more detailed information, a Statement of Additional Information dated May 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web Site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.

-----------------------------
NOT FDIC-  MAY LOSE VALUE
INSURED    NO BANK GUARANTEE
-----------------------------


SCUDDER  [LOGO]

Scudder
Growth and Income Fund

Prospectus
May 1, 1998


A pure no-load(TM) (no sales charges) mutual fund seeking long-term growth of capital, current income, and growth of income.

Expense information

--------------------------------------------------------------------------------
How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Growth and Income Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

   Sales commissions to purchase shares (sales load)                    NONE
   Commissions to reinvest dividends                                    NONE
   Redemption fees                                                      NONE*
   Fees to exchange shares                                              NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the year ended December 31, 1997.

   Investment management fee                                            _____%
   12b-1 fees                                                           NONE
   Other expenses                                                       _____%
                                                                        ------
   Total Fund operating expenses                                        _____%
                                                                        ======

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

        1 Year               3 Years            5 Years            10 Years
        ------               -------            -------            --------
         $---                 $---                $---               $---

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

--------------------------------------------------------------------------------


--
2

Financial highlights

--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated December 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

[TABLE TO BE UPDATED]

(a) The Adviser did not impose a portion of its management fee amounting to $.02 per share for the year ended December 31, 1992. If all expenses, including the management fee not imposed, had been incurred by the Fund, the annualized ratio of expenses to average net assets for such year would have been 1.08% and the total return would have been lower. This ratio includes costs associated with the acquisition of certain assets of Niagara Share Corporation on July 27, 1992; exclusive of these charges the ratio would have been .92%.

(b) Effective January 1, 1993, the Fund discontinued using equalization accounting.

(c) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years beginning on or after September 1, 1995.

(d) Based on monthly average shares outstanding during the period.

--------------------------------------------------------------------------------


                                                                              --

A message from the President

[Photo of Edmond D. Villani]
Edmond D. Villani, President
and CEO, Scudder Kemper
Investments, Inc.

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 45 no-load mutual fund portfolios. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds includes those Funds, or classes of Funds, advised by Scudder Kemper Investments, Inc., that are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/ Edward D. Villani


Scudder Growth and Income Fund

Investment objective

o   long-term growth of capital, current income and growth of income

Investment characteristics

o an actively managed portfolio consisting primarily of common stocks and securities convertible into common stocks

o   an emphasis on companies with good prospects for earnings growth over time

o opportunity to share in the long-term growth of the U.S. stock market as well as stock market risk


Contents

Investment objective and policies .......................   7
Why invest in the Fund? .................................   7
Additional information about policies
  and investments .......................................   8
Distribution and performance information ................  12
Fund organization .......................................  13
Transaction information .................................  14
Shareholder benefits ....................................  18
Purchases ...............................................  21
Exchanges and redemptions ...............................  23
Trustees and Officers ...................................  26
Investment products and services
How to contact Scudder ..................................  30


--
4

Investment objective and policies

Scudder Growth and Income Fund (the "Fund"), a diversified series of Scudder Investment Trust, seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends. Over time, continued growth of earnings tends to lead to higher dividends and enhancement of capital value. The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities for investment considerations and not for trading purposes.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

The Fund attempts to achieve its investment objective by investing primarily in dividend-paying common stocks, preferred stocks and securities convertible into common stocks. The Fund may also purchase such securities which do not pay current dividends but which offer prospects for growth of capital and future income. Convertible securities (which may be current coupon or zero coupon securities) are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may also invest in nonconvertible preferred stocks consistent with the Fund's objective. From time to time, for temporary defensive purposes, when the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser") feels such a position is advisable in light of economic or market conditions, the Fund may invest, without limit, in cash and cash equivalents. It is impossible to predict how long such alternative strategies will be utilized. The Fund may invest in foreign securities, illiquid securities, repurchase agreements and reverse repurchase agreements. It may also loan securities and may engage in strategic transactions. More information about investment techniques is provided under "Additional information about policies and investments."

The Fund's share price fluctuates with changes in interest rates and market conditions. These fluctuations may cause the value of shares to be higher or lower than when purchased.

Why invest in the Fund?

The Fund seeks to provide participation in the long-term growth of the economy through the potential investment returns offered by common stocks and securities convertible into common stocks. It maintains a diversified portfolio consisting primarily of common stocks, preferred stocks and convertible securities of companies with long-standing records of earnings growth. These companies, many of which are mainstays of the U.S. economy, offer prospects for future growth of earnings and profits, and therefore may offer investors attractive long-term investment opportunities. This strategy, with an emphasis on income, may be more appropriate for the conservative portions of your equity portfolio.

Additional information about policies and investments

Investment restrictions

The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment


                                                                              --
restrictions may be changed by a vote of the Fund's Board of Trustees. A complete listing of investment restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

Common stocks

Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Illiquid securities

The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.

Securities lending

The Fund may lend portfolio securities to registered broker/dealers as a means of increasing its income. These loans may not exceed 33 1/3% of the Fund's total assets taken at market value. Loans of portfolio securities will be secured continuously by collateral consisting of U.S. Government securities or fixed-income obligations that are maintained at all times in an amount at least equal to the current market value of the loaned securities. The Fund will earn any interest or dividends paid on the loaned securities and may share with the borrower some of the income received on the collateral for the loan or will be paid a premium for the loan.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities.


--
6

Foreign securities

While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings. The Fund may invest in foreign securities when the anticipated performance of the foreign securities is believed by the Adviser to offer more return potential than domestic alternatives in keeping with the investment objective of the Fund. The Fund may enter into forward foreign currency exchange contracts in connection with the purchase and sale of securities denominated in a foreign currency.

Real estate investment trusts

The Fund may purchase real estate investment trusts ("REITs"), which pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic


                                                                              --

Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Securities lending. From time to time the Fund may lend its portfolio securities to registered broker/dealers as described above. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to registered broker/dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Foreign securities. Investments in foreign securities involve special considerations due to limited information, higher brokerage costs, different accounting standards, thinner trading markets as compared to domestic markets and the likely impact of foreign taxes on the yield from debt securities. They may also entail other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk


--
8
of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

Real estate investment trusts. Investment in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position.

In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets.

As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current cash distributions of interest.

Distribution and performance information

Dividends and capital gains distributions

The Funds intend to distribute any dividends from their net investment income quarterly in March, June, September and December. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional


                                                                              --
distribution may be made at a later date, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of a Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

The Fund sends detailed tax information to its shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

Fund organization

Scudder Growth and Income Fund is a diversified series of Scudder Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust, formerly known as Scudder Growth and Income Fund, was organized as a Massachusetts business trust in September 1984 and on December 31, 1984 assumed the business of its predecessor, which was organized as a Massachusetts corporation in May 1929.

The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to hold and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation, to manage the Fund's daily


--
10
investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

The Adviser receives an investment management fee for these services. As of May 1, 1997, the Fund pays the Adviser an annual fee of 0.60% of the first $500 million of average daily net assets, 0.55% of such assets in excess of $500 million, 0.50% of such assets in excess of $1 billion, 0.475% of such assets in excess of $1.5 billion, 0.45% of such assets in excess of $2 billion, 0.425% of such assets in excess of $3 billion and 0.405% of such assets in excess of $4.5 billion. The fee is graduated so that increases in the Fund's net assets may result in a lower annual fee rate and decreases in the Fund's net assets may result in a higher annual fee rate. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

For the fiscal year ended December 31, 1997, the Adviser received an investment management fee of ____% of the Fund's average daily net assets on an annual basis.

All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder Kemper Investments, Inc. is located at Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.

Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the


                                                                              --
expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

      The Scudder Funds
      State Street Bank and Trust Company
      Boston, MA 02101
      ABA Number 011000028
      DDA Account 9903-5552

Your wire instructions must also include:
-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts.


--
12

Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the SEC. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses


                                                                              --
procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading.

Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day. Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund


--
14
charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.

Please refer to "Exchanges and Redemptions--Other Information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Shareholder benefits

Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Growth and Income Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United Stated and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager, Robert T. Hoffman leads a team of investment professionals responsible for the management of the Fund and other portfolios managed in a similar fashion. Mr. Hoffman has had responsibility for setting the Fund's stock investing strategy and overseeing the Fund's day-to-day operations since 1991. Mr. Hoffman, who joined Scudder in 1990 as a portfolio manager, has 13 years of experience in the investment industry, including ___ years of pension fund management experience.

Lori Ensinger, Portfolio Manager joined the Adviser's portfolio management team in 1993, and the Fund in 1996. Ms. Ensinger focuses on stock selection and investment strategy. She has worked as a portfolio manager since 1983.


                                                                              --

Benjamin W. Thorndike, Portfolio Manager, is the Fund's chief analyst and strategist for convertible securities. Mr Thorndike, who has 18 years of investment experience, joined Scudder in 1983 as a portfolio manager, and the Fund in 1986.

Kathleen T. Millard, Portfolio Manager, has been involved in the investment industry since 1983 and has worked as a portfolio manager since 1986. Ms. Millard, who joined the portfolio management team and Scudder in 1991, focuses on strategy and stock selection.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or class thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call


--
16

1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


                                                                              --

Purchases

------------------------------------------------------------------------------------------------------------------------
Opening             Minimum initial investment: $2,500; IRAs $1,000
an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

Make checks         o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."                                 by regular mail to:    or       by express, registered,
                                                                                or certified mail to:

                                                The Scudder Funds               The Scudder Funds
                                                P.O. Box 2291                   66 Brooks Drive
                                                Boston, MA                      Braintree, MA 02184
                                                02107-2291

                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.
                                            Then call 1-800-225-5163 for instructions.

                    o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.

------------------------------------------------------------------------------------------------------------------------
Purchasing          Minimum additional investment: $100; IRAs $50
additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
shares              See appropriate plan literature.

Make checks         o By Mail               Send a check with a Scudder investment slip, or with a letter of
payable to "The                             instruction including your account number and the
Scudder Funds."                             complete Fund name, to the appropriate address listed above.

                    o By Wire               Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.

                    o In Person             Visit one of our Investor Centers to make an additional
                                            investment in your Scudder fund account. Investor Center
                                            locations are listed under Shareholder benefits.

                    o By Telephone          Please see Transaction information--Purchasing shares--
                                            By QuickBuy or By telephone order for more details.

                    o By Automatic          You may arrange to make investments on aregular basis regular basis
                      Investment Plan       through automatic deductions from your bank checking
                      ($50 minimum)         account. Please call 1-800-225-5163  for more information and an enrollment form.
------------------------------------------------------------------------------------------------------------------------


--
18

Exchanges and redemptions

------------------------------------------------------------------------------------------------------------------------
Exchanging        Minimum investments:  $2,500 to establish a new account;
shares                                  $100 to exchange among existing accounts

                  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day).

                  o By Mail          Print or type your instructions and include:
                    or Fax              the name of the Fund and the account number you are exchanging from;
                                        your name(s) and address as they appear on your account;
                                        the dollar amount or number of shares you wish to exchange;
                                        the name of the Fund you are exchanging into;
                                        your signature(s) as it appears on your account; and
                                        a daytime telephone number.

                                     Send your instructions
                                     by regular mail to:      or   by express, registered,   or   by fax to:
                                                                   or certified mail to:

                                     The Scudder Funds             The Scudder Funds              1-800-821-6234
                                     P.O. Box 2291                 66 Brooks Drive
                                     Boston, MA                    Braintree, MA 02184
                                     02107-2291
------------------------------------------------------------------------------------------------------------------------
Redeeming shares  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                  o By Mail          Send your instructions for redemption to the appropriate address or fax number
                    or Fax           above and include:
                                        the name of the Fund and account number you are redeeming from;
                                        your name(s) and address as they appear on your account;
                                        the dollar amount or number of shares you wish to redeem;
                                        your signature(s) as it appears on your account; and
                                        a daytime telephone number.

                                     A signature guarantee is required for redemptions over $100,000.
                                     See Transaction information--Redeeming shares.

                  o By Automatic     You may arrange to receive automatic cash payments periodically.
                    Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                    Plan
------------------------------------------------------------------------------------------------------------------------


                                                                              --

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.


--
20

Trustees and Officers

Daniel Pierce*
   President and Trustee

Henry P. Becton, Jr.
   Trustee; President and General Manager, WGBH Educational Foundation

George M. Lovejoy, Jr.
   Trustee; President and Director,
   Fifty Associates

Wesley W. Marple, Jr.
   Trustee; Professor of Business Administration, Northeastern University

Jean C. Tempel
   Trustee; General Partner,
   TL Ventures

Kathryn L. Quirk*
   Trustee, Vice President and
   Assistant Secretary

Bruce F. Beaty*
   Vice President

Philip S. Fortuna
   Vice President

William F. Gadsden
   Vice President

Jerard K. Hartman*
   Vice President

Robert T. Hoffman*
   Vice President

Thomas W. Joseph*
   Vice President

Valerie F. Malter*
   Vice President

Thomas F. McDonough*
   Vice President, Secretary and
   Treasurer

John R. Hebble*
   Assistant Treasurer

Caroline Pearson*
   Assistant Secretary

* Scudder Kemper Investments, Inc.


                                                                              --

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
    Premium  Shares*
    Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
    Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth

  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth

  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds

  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Education Accounts
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.


--
22

How to contact Scudder

Account Service and Information:

For existing account service and transactions

            Scudder Investor Relations -- 1-800-225-5163

      For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

            Scudder Electronic Account Services -- http://funds.scudder.com

      For personalized information about your Scudder accounts, exchanges and redemptions

            Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

      For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

            Scudder Investor Relations -- 1-800-225-2470
                                          Investor.Relations@scudder.com
            Scudder's World Wide Web Site -- http://funds.scudder.com

      For establishing 401(k) and 403(b) plans

            Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

      To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

      To receive information about this mutual fund portfolio guidance and management program

            Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

            The Scudder Funds
            P.O. Box 2291
            Boston, Massachusetts
            02107-2291

Or Stop by a Scudder Investor Center:

      Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

            Boca Raton       Chicago           San Francisco
            Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

*  Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061 --
                                                               Member NASD/SIPC.


                                                                              --
                                                                              23

                         SCUDDER GROWTH AND INCOME FUND

                 A Pure No-Load(TM) (No Sales Charges) Diversified
                     Mutual Fund Seeking Long-Term Growth of
                           Capital, Current Income and
                                Growth of Income

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1998

--------------------------------------------------------------------------------

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Scudder Growth and Income Fund dated May 1, 1998, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS
                                                                            Page

THE FUND'S INVESTMENT OBJECTIVE AND POLICIES...................................1
      General Investment Objective and Policies................................1
      Investment Process.......................................................1
      Master/feeder structure..................................................2
      Investment Restrictions.................................................13

PURCHASES.....................................................................15
      Additional Information About Opening An Account.........................15
      Additional Information About Making Subsequent Investments..............15
      Additional Information About Making Subsequent Investments by QuickBuy..15
      Checks..................................................................16
      Wire Transfer of Federal Funds..........................................16
      Share Price.............................................................16
      Share Certificates......................................................16
      Other Information.......................................................17

EXCHANGES AND REDEMPTIONS.....................................................17
      Exchanges...............................................................17
      Redemption by Telephone.................................................18
      Redemption By QuickSell.................................................19
      Redemption-In-Kind......................................................20
      Other Information.......................................................20

FEATURES AND SERVICES OFFERED BY THE FUND.....................................21
      The Pure No-Load(TM) Concept............................................21
      Internet access.........................................................22
      Dividend and Capital Gain Distribution Options..........................23
      Diversification.........................................................23
      Scudder Investor Centers................................................23
      Reports to Shareholders.................................................23
      Transaction Summaries...................................................23

THE SCUDDER FAMILY OF FUNDS...................................................24

SPECIAL PLAN ACCOUNTS.........................................................28
      Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension
         Plans for Corporations and Self-Employed Individuals.................29
      Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations
         and Self-Employed Individuals........................................29
      Scudder IRA:  Individual Retirement Account.............................29
      Scudder Roth IRA:  Individual Retirement Account........................30
      Scudder 403(b) Plan.....................................................31
      Automatic Withdrawal Plan...............................................31
      Group or Salary Deduction Plan..........................................31
      Automatic Investment Plan...............................................31
      Uniform Transfers/Gifts to Minors Act...................................32

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS......................................32

PERFORMANCE INFORMATION.......................................................32
      Average Annual Total Return.............................................32
      Cumulative Total Return.................................................33
      Total Return............................................................34
      Capital Change..........................................................34
      Comparison of Fund Performance..........................................34

                                                                            Page

FUND ORGANIZATION.............................................................37

INVESTMENT ADVISER............................................................38
      Personal Investments by Employees of the Adviser........................41

TRUSTEES AND OFFICERS.........................................................42

REMUNERATION..................................................................43
      Responsibilities of the Board--Board and Committee Meetings.............43
      Compensation of Officers and Trustees...................................44

DISTRIBUTOR...................................................................45

TAXES.........................................................................46

PORTFOLIO TRANSACTIONS........................................................49
      Brokerage...............................................................49
      Portfolio Turnover......................................................50

NET ASSET VALUE...............................................................51

ADDITIONAL INFORMATION........................................................52
      Experts.................................................................52
      Shareholder Indemnification.............................................52
      Other Information.......................................................52

FINANCIAL STATEMENTS..........................................................53

                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES

      (See "Investment objectives and policies" and "Additional information about policies and investments" in the Fund's prospectus.)

General Investment Objective and Policies

      Scudder Growth and Income Fund (the "Fund"), a series of Scudder Investment Trust (the "Trust"), is a pure no-load(TM), diversified, open-end management investment company which continuously offers and redeems its shares. It is a company of the type commonly known as a mutual fund.

      The Fund seeks long-term growth of capital, current income and growth of income.

      The Fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends. Over time, continued growth of earnings tends to lead to higher dividends and enhancement of capital value. The Fund allocates its investments among different industries and companies and adjusts portfolio securities for investment considerations and not for trading purposes.

      The Fund attempts to achieve its investment objective by investing primarily in dividend-paying common stocks, preferred stocks and securities convertible into common stocks. The Fund may purchase securities of real estate investment trusts ("REITs"). The Fund may also purchase such securities which do not pay current dividends but which offer prospects for growth of capital and future income. Convertible securities (which may be current coupon or zero coupon securities) are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may also invest in nonconvertible preferred stocks consistent with the Fund's objective. From time to time, for temporary defensive purposes, when the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser") feels such a position is advisable in light of economic or market conditions, the Fund may invest a portion of its assets in cash and cash equivalents. The Fund may invest in foreign securities. It may also invest in repurchase agreements and loan securities and may engage in strategic transactions.

Investment Process

      The Adviser applies a disciplined investment approach for selecting stocks for the Fund. The first stage of this process involves analyzing a selected pool of dividend-paying equity securities, to identify the stocks that have high yields relative to the yield of the Standard & Poor 500 Index, a commonly-accepted benchmark for the U.S. stock market. Also, the Adviser screens for stocks that have yields at the upper end of the stock's historical yield range. The Fund's portfolio will consist primarily of stocks of established, dividend-paying U.S. companies, but it may include foreign stocks which meet its relative yield criteria.

      In the Adviser's opinion, this subset of higher-yielding stocks identified by applying these criteria offers the potential for returns that are greater than or equal to the S&P 500, at less risk than that market index. In the Adviser's opinion, these favorable risk and return characteristics exist because the higher dividends offered by these stocks may act as a "cushion" when markets are volatile and because stocks with higher yields tend to sell at more attractive valuations (e.g., lower price-to-earning ratios and lower price-to-book ratios).

      Once this subset of higher-yielding stocks is identified, the Adviser conducts a fundamental analysis of each company's financial strength, profitability, projected earnings, sustainability of dividends, and ability of management. The Fund's portfolio may include stocks which are out of favor in the market, but which, in the opinion of the Adviser, offer compelling valuations and potential for long-term appreciation in price and dividends. In order to diversify the Fund's portfolio among different industry sectors, the Adviser evaluates how each sector reacts to economic factors such as interest rates, inflation, Gross Domestic Product, and consumer spending. The Fund's portfolio is constructed by attaining a proper balance of stocks in these sectors based on the Adviser's economic forecasts.

      The Adviser applies a disciplined criteria for selling stocks in the Fund's portfolio as well. When the Adviser determines that the relative yield of a stock has declined excessively below the yield of the S&P 500, or that the yield is at the lower end of the stock's historic range, the stock generally is sold from the Fund's portfolio. Similarly, if the Adviser's fundamental analysis determines that the payment of the stock's dividend is at risk, or that market expectations for the stock are unreasonable, the stock is targeted for potential sale. In summary, the Adviser applies disciplined buy and sell criteria, fundamental company and industry analysis, and economic forecasts in managing the Fund to pursue long-term price appreciation and income with a tendency for lower overall volatility than the market, as measured by the S&P 500.

      The Fund cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Fund's shares will increase or decrease with changes in the market prices of the Fund's investments and there is no assurance that the Fund's objective will be achieved. Except as otherwise noted, the Fund's investment objective and policies may be changed by the Trustees without a vote of the shareholders.

Master/feeder structure

      The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder structure as described below.

      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Convertible Securities. The Fund may invest in convertible securities; that is, bonds, notes, debentures, preferred stocks, and other securities which are convertible into common stocks. Investments in convertible securities may provide income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

      The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

      Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes (LYONS). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

ILLIQUID SECURITIES. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," "not readily marketable," or "illiquid" restricted securities, i.e., which cannot be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

      The absence of a trading market can make it difficult to ascertain a market value for illiquid securities. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of the Adviser may at times play a greater role in valuing these securities than in the case of illiquid securities.

      Generally speaking, restricted securities may be sold in the U.S. only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the 1933 Act. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

ZERO COUPON SECURITIES. The Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in the market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

      Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the Division of Investment Management of the Securities and Exchange Commission (the "SEC") no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the 1940 Act; therefore, the Fund intends to adhere to this staff position and will not treat such privately stripped obligations to be U.S. Government securities for the purpose of determining if the Global Fund is "diversified" under the 1940 Act.

      The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

      When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself (see "TAXES").

Foreign Securities. While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings. The Fund may invest in foreign securities when the anticipated performance of the foreign securities is believed by the Adviser to offer more potential than domestic alternatives in keeping with the investment objective of the Fund.

      Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange") and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

      These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, the Fund will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

      Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and the value of these assets for the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies, if any, into U.S. dollars on a daily basis. It may do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts. (See "Currency Transactions" for more information.)

      To the extent that the Fund invests in foreign securities, the Fund's share price could reflect the movements of both the different stock and bond markets in which it is invested and the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies could account for part of that Fund's investment performance.

Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers and are required to be secured continuously by collateral in cash, U.S. Government Securities and liquid high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund will continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and will also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by the Adviser to be of good standing. The value of the securities loaned will not exceed 33 1/3% of the value of the Fund's total assets at the time any loan is made.

Repurchase Agreements. The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P").

      A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the Fund acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such obligations kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry System.

      For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may result in loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of its sale of the securities underlying the repurchase agreement to a third party are less than the repurchase price. To protect against such potential loss, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Real Estate Investment Trusts. The Fund may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

      Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund.

      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 10% of its assets in illiquid securities.

      If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

      The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

      The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities, indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

      The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

      The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

      The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

      To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

      Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

      OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

      The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company. (See "TAXES.")

Investment Restrictions

      Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

      Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. The Fund is under no restriction as to the amount of portfolio securities which may be bought or sold.

      As a matter of fundamental policy, the Fund may not:

      (a) borrow money, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction from time to time;

      (b) issue senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (c) purchase physical commodities or contracts relating to physical commodities;

      (d) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (e) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (f) make loans to other persons except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans; or;

      (g) concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

      If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond that specified limit resulting from a change in values or net assets will not be considered a violation.

      The Fund may not, as a nonfundamental policy:

      (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

      (2) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

      (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

      (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

      (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

      (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

      (7) lend portfolio securities in an amount greater than 30% of its total assets.

      If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

                                    PURCHASES

    (See "Purchases" and "Transaction information" in the Fund's prospectus.)

Additional Information About Opening An Account

      Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX or telephone.

      Shareholders of other Scudder funds who have submitted an account application and have a certified taxpayer identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02101, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

      The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments

      Subsequent purchase orders for $10,000 or more, and for an amount not greater than four times the value of the shareholder's account, may be placed by telephone, fax, etc. by members of the NASD, by banks, and by established shareholders [except by Scudder Individual Retirement Account (IRA), Scudder Profit Sharing and Money Purchase Pension Plans, and Scudder 401(k) and Scudder 403(b) Plan holders]. Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A two-part invoice of the purchase will be mailed out promptly following receipt of a request to buy. Payment should be attached to a copy of the invoice for proper identification. Federal regulations require that payment be received within seven business days. If payment is not received within that time, the shares may be canceled. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Additional Information About Making Subsequent Investments by QuickBuy

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

      In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Checks

      A certified check is not necessary but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

      If shares of the Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

      To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m., eastern time).

      The bank sending an investor's federal funds by bank wire may charge for the service. Presently the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

      Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans' Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.

Share Price

      Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on the Exchange on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to the Fund's transfer agent in Boston by the close of regular trading on the Exchange.

Share Certificates

      Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to Scudder Service

Corporation (the "Transfer Agent") for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares. (See "Redeeming shares" in the Fund's prospectus.)

Other Information

      The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.


      The Board of Trustees and the Distributor, the Trust's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time.

      The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations, certification of exempt status) will be returned to the investor.

      The Trust may issue shares of the Fund at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

                (See "Exchanges and redemptions" and "Transaction
                     information" in the Fund's prospectus.)

Exchanges

      Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in another fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges into a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information--Redeeming shares--Signature guarantee" in the Fund's prospectus.

      Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset value determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

      Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

      There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

      Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

      The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.


      Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

      Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their pre-designated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

      (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

      (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit Sharing, Scudder 401(k) and Scudder 403(b) plan holders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

      Telephone redemption is not available with respect to shares represented by share certificates or shares held in retirement accounts.

      If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve Bank wire to the bank account designated on the application unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5.00 charge for all wire redemptions.

      Note: Investors designating that a savings bank receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their banks and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

      The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

      Redemption requests by telephone (technically a repurchase by agreement between the Trust and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared, which may take up to seven business days.

Redemption By QuickSell

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. To sell shares by QuickSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Redemption by Mail or Fax

      Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed as explained in the Fund's prospectus.

      In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

      It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the

Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven days for shares tendered for repurchase or redemption may result but only until the purchase check has cleared.

      The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1-800-225-5163.

Redemption-In-Kind

      The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Trust is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Other Information

      Clients, officers or employees of the Adviser or of an affiliated organization and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct repurchase requests to the Trust through the Distributor at Two International Place, Boston, Massachusetts 02110-4103 by letter, fax or telephone. A two-part confirmation will be mailed out promptly after receipt of the redemption request. A written request in good order as described above and any certificates with a proper signature guarantee(s), as described in the Fund's prospectus under "Transaction information--Redeeming shares--Signature guarantee", should be sent with a copy of the invoice to Scudder Service Corporation, Confirmed Processing Department, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. The Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to the Fund. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.

      If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Trust does not impose a redemption or repurchase charge although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

      Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

      The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets or (d) a governmental body having jurisdiction over the Fund may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b), (c) or (d) exist.

      If transactions at any time reduce a shareholder's account balance in the Fund to below $2,500 in value, the Trust may notify the shareholder that, unless the account balance is brought up to at least $2,500, the Trust will redeem all shares and close the account by making payment to the shareholder. The shareholder has sixty days to bring the account balance up to $2,500 before any action will be taken by the Fund. No transfer from an existing account to a new fund account may be for less than $2,500 or the new account will be redeemed as described above. (This policy applies to accounts of new shareholders, but does not apply to certain Special Plan Accounts.) The Trustees have the authority to change the minimum account size.

                    FEATURES AND SERVICES OFFERED BY THE FUND

             (See "Shareholder benefits" in the Fund's prospectus.)

The Pure No-Load(TM) Concept

      Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

      Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

      A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

      A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

      Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

      The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

================================================================================

                     Scudder                                     No-Load Fund
     YEARS        Pure No-Load(TM) 8.50% Load   Load Fund with    with 0.25%
                      Fund            Fund      0.75% 12b-1 Fee   12b-1 Fee
--------------------------------------------------------------------------------

       10           $ 25,937        $ 23,733       $ 24,222        $ 25,354
--------------------------------------------------------------------------------

       15            41,772          38,222         37,698          40,371
--------------------------------------------------------------------------------

       20            67,275          61,557         58,672          64,282
===============================================================================

      Investors are encouraged to review the fee tables on page 2 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

World Wide Web Site -- The address of the Scudder Funds site is http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

      The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

      Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

      Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

      An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

      A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call Me(TM) feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividend and Capital Gain Distribution Options

      Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the prospectus for the address.

      Reinvestment is usually made at the closing net asset value determined on the day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

      Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163.

      Investors choosing to participate in Scudder's Automatic Investment Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Diversification

      Your investment represents an interest in a large, diversified portfolio of carefully selected securities. Diversification may protect you against the possible risks associated with concentrating in fewer securities or in a specific market sector.


Scudder Investor Centers


      Investors may visit any of the Centers maintained by the Distributor. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or find assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares, or opening retirement plans. Checks should not be mailed to the Centers but to "The Scudder Funds" at the address listed under "How to Contact Scudder" in the Prospectus.

Reports to Shareholders

      The Trust issues shareholders financial statements examined by independent accountants on a semi-annual basis and audited annually. These include a list of investments held and statements of assets and liabilities, operations, changes in net assets and supplementary information.

Transaction Summaries

      Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)

      The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

      Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

      Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

      Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

      Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

      ----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

TAX FREE

      Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

      Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

      Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

      Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

      Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

      Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

      Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

      Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

      Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

      ----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

      Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

      Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

      Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

      Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

      Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

      Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

      Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

      Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

      Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

      Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

      Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

U.S. GROWTH

   Value

      Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

      Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

      Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

      Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

   Growth

      Scudder Classic Growth Fund seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

      Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

      Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

      Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

SCUDDER CHOICE SERIES

      Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

      Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

      Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.

GLOBAL GROWTH

   Worldwide

      Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

      Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

      Scudder International Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

      Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

      Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

      Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

   Regional

      Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

      Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

      Scudder Latin America Fund seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

      The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.


      The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


      The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds may not be available for purchase or exchange. For more information, please call 1-800-225-5163.


                              SPECIAL PLAN ACCOUNTS


    (See "Scudder tax-advantaged retirement plans," "Purchases--By Automatic
          Investment Plan" and "Exchanges and redemptions--By Automatic
                   Withdrawal Plan" in the Fund's prospectus.)

      Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

      Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

      None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA: Individual Retirement Account

      Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

      A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

      An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

      The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-------------------------------------------------------------------------
     Starting                      Annual Rate of Return
      Age of     --------------------------------------------------------
   Contributions           5%                10%               15%
-------------------------------------------------------------------------
        25              $253,680          $973,704        $4,091,908
        35               139,522           361,887           999,914
        45                69,439           126,005           235,620
        55                26,414            35,062            46,699

      This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-------------------------------------------------------------------------
     Starting                      Annual Rate of Return
      Age of     --------------------------------------------------------
   Contributions           5%                10%               15%
-------------------------------------------------------------------------
        25              $119,318          $287,021          $741,431
        35                73,094           136,868           267,697
        45                40,166            59,821            90,764
        55                16,709            20,286            24,681

Scudder Roth IRA:  Individual Retirement Account

      Shares of the Fund(s) may be purchased as the underlying investment for an individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

      A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

      An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

      All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and education expenses.

      An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional

IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

      Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

      Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. Payments are mailed at the end of each month. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent 10 days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust, or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

      An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

      An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust, and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

      The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

      Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

      The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

      Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

      The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

      (See Distribution and performance information--Dividends and capital gains distributions" in the Fund's prospectus.)

      The Fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the Fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Internal Revenue Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")

      The Fund intends to distribute investment company taxable income, exclusive of net short-term capital gains in excess of net long-term capital losses, in March, June, September and December each year. Distributions of net capital gains realized during each fiscal year will be made annually before the end of the Fund's fiscal year on December 31. Additional distributions, including distributions of net short-term capital gains in excess of net long-term capital losses, may be made, if necessary.

      Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

                             PERFORMANCE INFORMATION

           (See "Distribution and performance information--Performance information" in the Fund's prospectus.)

      From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manners:

Average Annual Total Return

      Average annual total return is the average annual compound rate of return for periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of the Fund's operations under its current investment objective), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment, over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

      Where:

              T     =   Average Annual Total Return.
              P     =   a hypothetical initial investment of $1,000.
              n     =   number of years.
              ERV   =   ending redeemable value: ERV is the value, at the end of
                        the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

         Average Annual Total Return for periods ended December 31, 1997

                     One Year     Five Years     Ten Years

      As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for the Fund will vary based on changes in market conditions and the level of the Fund's expenses.

      In connection with communicating its average annual total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Cumulative Total Return

      Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                  C = (ERV/P)-1

      Where:

        C      =     Cumulative Total Return.
        P      =     a hypothetical initial investment of $1,000.
        ERV    =     ending redeemable value: ERV is the value, at the
                     end of the applicable period, of a hypothetical
                     $1,000 investment made at the beginning of the applicable period.

           Cumulative Total Return for periods ended December 31, 1997

                      One Year     Five Years     Ten Years

Total Return

      Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Capital Change

      Capital change measures the return from invested capital including reinvested capital gains distributions. Capital change does not include the reinvestment of income dividends.

      Quotations of the Fund's performance are based on historical earnings, show the performance of a hypothetical investment and are not intended to indicate future performance of the Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Fund will vary based on changes in market conditions and the level of the Fund's expenses.

      Because some of the Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar against these currencies may account for part of the Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund. Such historical information is not indicative of future performance.

Comparison of Fund Performance

      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

      In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

      From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

      From time to time, in marketing and other Fund literature, (Trustees)(Directors) and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

      The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

Ned Davis Research, an independent research and brokerage firm that specializes in quantitative research and publishes quarterly statistics pertaining to the investment industry.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.


Ned Davis Research, an independent research and brokerage firm that specializes in quantitative research and publishes quarterly statistics pertaining to the investment industry.


                                FUND ORGANIZATION

               (See "Fund organization" in the Fund's prospectus.)

      The Fund is a series of Scudder Investment Trust, a Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The name of the Trust was changed on May 15, 1991 from Scudder Growth and Income Fund. The other series of the Trust are Scudder Large Company Growth Fund, and Scudder Classic Growth Fund.

      On November 4, 1987, the par value of the shares of beneficial interest of the Trust was changed from no par value to $0.01 par value per share. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends and liquidation. The Trustees have the authority to issue two or more series of shares and to designate the relative rights and preferences as between the different series. All shares issued and outstanding will be fully paid and non-assessable by the Trust and redeemable as described in this Statement of Additional Information and in the Fund's prospectus.

      The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

      Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to other series.

      The Trustees, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes nor of changing the method of distribution of shares of the Fund.

      The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                               INVESTMENT ADVISER

     (See "Fund organization--Investment adviser" in the Fund's prospectus.)

      Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

      Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich

Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc., The Latin America Dollar Income Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

      Pursuant to an Agreement between Scudder, Stevens & Clark, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.


      The Adviser maintains a large research department, which conducts ongoing studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and for clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists.

      Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view toward achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same date. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

      The Investment Management Agreement (the "Agreement") between the Trust, on behalf of the Fund, and the Adviser was approved by the Trustees of the Trust on _____________. The Agreement is dated _____________and will continue in effect until _____________and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and by a majority vote either of the Fund's Trustees or of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

      Under the Agreement, the Adviser provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines what securities shall be purchased for the portfolio of the Fund, what portfolio securities shall be held or sold by the Fund and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Fund's Declaration of Trust and By-Laws, the 1940 Act and the Code and to the Fund's investment objectives, policies and restrictions and subject, further, to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

      The Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

      The Adviser pays the compensation and expenses (except those for attending Board and Committee meetings outside New York, New York and Boston, Massachusetts) of all Trustees, officers and executive employees of the Trust affiliated with the Adviser and makes available, without expense to the Trust, the services of such Trustees, officers and employees of the Adviser as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Trust's office space and facilities.

      For the Adviser's services from August 13, 1996 to May 1, 1997, The Fund paid the Adviser the annual fee of 0.60% of the first $500 million of average daily net assets, 0.55% of such assets in excess of $500 million, 0.50% of such assets in excess of $1 billion, 0.475% of such assets in excess of $1.5 billion, 0.45% of such assets in excess of $2 billion, 0.425% of such assets in excess of $3 billion.

      For the Adviser's services after May 1, 1997, the Fund paid the Adviser the annual fee of 0.60% of the first $500 million of average daily net asset, 0.55% of such assets in excess of $500 million, 0.50% of such assets in excess of $1 billion, 0.475% of such assets in excess of $1.5 billion, 0.45% of such assets in excess of $2 billion, 0.425% of such assets in excess of $3 billion and 0.405% of such assets in excess of $4.5 billion.

      For the years ended December 31, 1997, 1996, and 1995, the Fund was charged by the Adviser aggregate fees pursuant to its then effective investment advisory agreement of $__________, $17,628,873, and $13,054,200, respectively.
The Adviser waived approximately $1.3 million of management fees otherwise payable to it in 1992 by the Fund. The $1.3 million resulted from the one-time assumption of substantially all of the Niagara Share Corporation's ("Niagara") severance plan liability by the Fund during the Fund's acquisition of certain assets of Niagara. Net assets as of December 31, 1997 were $_____________.

      Under the Agreement the Fund is responsible for all of its other expenses including organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; the calculation of Net Asset Value; taxes and governmental fees; the fees and expenses of the transfer agent; the cost of preparing stock certificates and any other expenses including clerical expenses of issue, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

      The Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of the Fund for portfolio pricing services, if any.

      On July 27, 1992, the Fund acquired certain assets with a fair value of $208,411,296 (including unrealized appreciation of $52,317,307) from Niagara, a closed-end investment company, in a tax free exchange for 13,249,287 shares of the Fund and the assumption by the Fund of substantially all of Niagara's severance plan liability of $1,300,000. The Fund and its shareholders did not bear the economic burden of the assumption of such Niagara liability because the Adviser waived approximately $1,300,000 of management fees otherwise payable to it in 1992 by the Fund. In addition to the severance plan liability, costs of $207,541 were incurred by the Fund as a result of the acquisition. These costs, which were borne by the Fund are included as Fund expenses for the year ended December 31, 1992.

      The Agreement also provides that the Fund may use any name derived from the name "Scudder, Stevens & Clark" only as long as the Agreement extension or any renewal or amendment thereof remains in effect.

      In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Trust have been represented by independent counsel at the Fund's expense.

      The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

      Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

      None of the officers or Trustees of the Trust may have dealings with the Trust as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Trust.

Personal Investments by Employees of the Adviser

      Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS
                                                        Position with
                       Position       Principal         Underwriter, Scudder
Name, Age and Address  with Fund      Occupation**      Investor Services, Inc.
---------------------  ---------      ------------      -----------------------

Daniel Pierce+*= (64)  President and  Chairman of the   Director, Vice President
                       Trustee        Board and         and Assistant Treasurer
                                      Managing Director
                                      of Scudder Kemper
                                      Investments, Inc.

Henry P. Becton, Jr.   Trustee        President and       --
(54)                                  General Manager,
125 Western Avenue                    WGBH Educational
Allston, MA 02134                     Foundation

George M. Lovejoy,     Trustee        President and       --
Jr.= (68)                             Former Director,
160 Federal Street                    Fifty Associates
Boston, MA 02110                      (real estate
                                      corporation)

Wesley W. Marple,      Trustee        Professor of        --
Jr.= (66)                             Business
413 Hayden Hall                       Administration
360 Huntington Ave.                   Northeastern
Boston, MA 02115                      University,
                                      College of
                                      Business
                                      Administration

Kathryn L. Quirk*#     Trustee, Vice  Managing Director  Director, Senior Vice
(45)                   President and  of Scudder Kemper  President and Clerk
                       Assistant      Investments, Inc.
                       Secretary
                                                          --
Dawn-Marie Driscoll    Trustee
(--)

Peter B. Freeman (__)  Trustee                            --

Jean C. Tempel (55)    Trustee         General Partner,   --
Ten Post Office Square                 TL Ventures
Suite 1325                             (venture capital
Boston, MA 02109                       funds)

Bruce F. Beaty# (39)   Vice President  Principal of       --
                                       Scudder Kemper
                                       Investments, Inc.

William F. Gadsden*#   Vice President  Managing Director  --
(43)                                   of Scudder Kemper
                                       Investments, Inc.

Jerard K. Hartman#     Vice President  Managing Director  --
(65)                                   of Scudder Kemper
                                       Investments, Inc.

Robert T. Hoffman#     Vice President  Managing Director  --
(39)                                   of Scudder Kemper
                                       Investments, Inc.

Thomas W. Joseph+ (59) Vice President  Principal of       Director, Vice
                                       Scudder Kemper     President, Treasurer
                                       Investments, Inc.  and Assistant Clerk

                                                        Position with
                       Position       Principal         Underwriter, Scudder
Name, Age and Address  with Fund      Occupation**      Investor Services, Inc.
---------------------  ---------      ------------      -----------------------

Valerie F. Malter#     Vice President  Principal of       __
(39)                                   Scudder Kemper
                                       Investments, Inc.

Thomas F. McDonough+   Vice            Principal of       Assistant Clerk
(51)                   President,      Scudder Kemper
                       Secretary and   Investments, Inc.
                       Treasurer

Caroline Pearson+ (35) Assistant       Vice President,    __
                       Secretary       Scudder Kemper
                                       Investments, Inc.

John R. Hebble+ (39)   Assistant       Senior Vice        __
                       Treasurer       President,
                                       Scudder Kemper
                                       Investments, Inc.

* Messrs. Gadsden, Pierce and Ms. Quirk are considered by the Fund and its counsel to be persons who are "interested persons" of the Adviser or of the Fund (within the meaning of the Investment Company Act of 1940, as amended).
** Unless otherwise stated, all the officers and directors have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
= Messrs. Lovejoy, Pierce, Marple and Ms. Quirk are members of the Executive Committee, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.
+     Address: Two International Place, Boston, Massachusetts
#     Address: 345 Park Avenue, New York, New York

      As of March 31, 1998, all Trustees and officers of the Fund as a group owned beneficially (as that term is defined in Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the Fund.

      As of March 31, 1998, 10,255,839 shares in the aggregate, 5.15% of the outstanding shares of the Fund, were held in the name of Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94104, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

      To the best of the Fund's knowledge, as of March 31, 1998 no person owned beneficially more than 5% of the Fund's outstanding shares except as stated above.

      The Trustees and officers of the Fund also serve in similar capacities with other Scudder funds.

                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings

      The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

      The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Funds' investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

      All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

      The Independent Trustees met _________ times during 1997, including Board and Committee meetings and meetings to review each Fund's contractual arrangements as described above. The Scudder Growth and Income Fund also held _____ Special Meetings in 1997. All of the Independent Trustees attended ___% of all such meetings.

Compensation of Officers and Trustees

      The Independent Trustees receive the following compensation from the
Funds: an annual trustee's fee of $_____; a fee of $___ for attendance at each Board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Funds and the Adviser or any affiliate of the Adviser; $___ for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Trustees do not receive any employee benefits such as pension, retirement or health insurance.

      The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type an complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1997 from the Trust and from all of Scudder funds as a group.

      The following table shows the aggregate compensation received by each unaffiliated Trustee during 1997 from the Registrant and from all other Scudder Funds as a group.

                                     Scudder
                 Name            Investment Trust*     All Scudder Funds
                 ----            -----------------     -----------------

         Henry P. Becton, Jr.          $                    $(funds)
         Trustee

         George M. Lovejoy, Jr.        $                    $(funds)
         Trustee

         Wesley W. Marple, Jr.         $                    $(funds)
         Trustee

         Jean C. Tempel                $                    $(funds)
         Trustee


* Scudder Investment Trust consists of three funds: Scudder Growth and Income Fund, Scudder Large Company Growth Fund and Scudder Classic Growth Fund.

                                   DISTRIBUTOR

      The Fund has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser. The Fund's underwriting agreement dated September 10, 1985 will remain in effect until __________________ and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was approved by the Trustees on __________________.

      Under the underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the Commission of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker/dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of customer service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

      The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 plan is in effect which provides that each Fund shall bear some or all of such expenses.

      NOTE: Although the Trust currently has no 12b-1 Plan and the Trustees have no current intention of adopting one, the Fund will also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.

      As agent, the Distributor currently offers the Fund's shares on a continuous basis to investors in all states. The Underwriting Agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                      TAXES

     (See "Fund organization--Dividends and capital gains distributions" and
        "Transaction information--Tax information and Tax identification number" in the Fund's prospectus.)

      The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

      As a regulated investment company qualifying under Subchapter M of the Code, the Fund is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and is not generally subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

      The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires the Fund to distribute to shareholders during a calendar year an amount equal to at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year and all ordinary income and capital gains for prior years that were not previously distributed. Investment companies with taxable years ending on November 30 or December 31 may make an irrevocable election to measure the required capital gain distribution for excise tax purposes, using their actual taxable year, rather than the one year period ending October 31.

      The Fund's investment company taxable income includes dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

      If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liabilities and will be entitled to increase the adjusted tax basis of Fund shares by the difference between a pro rata share of such gains and the individual tax credit.

      Distributions of investment company taxable income are taxable to shareholders as ordinary income.

      Dividends from domestic corporations are expected to comprise a substantial part of the Fund's gross income. To the extent that such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund, with respect to which the dividends are received, are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

      Distributions of the excess of net long-term capital gains over net short-term capital losses, which the Fund designates as "capital gain dividends," are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain)-, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

      Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

      All distributions of investment company taxable income and net realized capital gains, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

      An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

      Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

      If the Fund invests in stock of certain foreign investment companies the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from, the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

      Proposed regulations have been issued which may allow the Fund to make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares. No mark to market losses may be recognized. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

      Equity options (including covered call options on portfolio stock) written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option and, in the case of an exercise of the option, on the Fund's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or substantially identical security in the Fund's portfolio. If the Fund writes a call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is short-term or long-term capital gain or loss depending on the holding period of the underlying security. The exercise of a put option written by the Fund is not a taxable transaction for the Fund.

      Many futures and forward contracts entered into by the Fund and all listed nonequity options written or purchased by the Fund (including covered call options written on debt securities and options purchased or written on futures contracts) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position will be treated as 60% long-term and 40% short-term, and on the last trading day of the Fund's fiscal year (and generally, on October 31 for purposes of the 4% excise tax), all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options, and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

      Positions of the Fund consisting of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by the Fund.

      Positions of the Fund consisting of at least one position not governed by
Section 1256 and at least one future, forward, or nonequity option contract which is governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, and on disposition of certain futures, forward or options contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contracts and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      If the Fund holds zero coupon securities or other securities which are issued at a discount a portion of the difference between the issue price and the face value of such securities ("original issue discount") will be treated as income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund level. If the Fund acquires a debt instrument at a market discount, a portion of the gain recognized (if any) on disposition of such instrument may be treated as ordinary income.

      The Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

      Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

      Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

      The Fund is organized as a Massachusetts business trust and is not liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to be treated as a regulated investment company under Subchapter M of the Code.

      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

      Dividend and interest income received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors.

      Shareholders should consult their tax advisers about the application of the provisions of tax law in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage

      To the maximum extent feasible the Adviser places orders for portfolio transactions through the Distributor which in turn places orders on behalf of the Fund with other broker/dealers. The Distributor receives no commissions, fees or other remuneration from the Fund for this service. Allocation of brokerage is supervised by the Adviser.

      The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

      The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to the Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser does not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

      Subject also to obtaining the most favorable net results, the Adviser may place brokerage transactions through the Custodian and a credit against the custodian fee due to State Street Bank equal to one-half of the commission on any such transaction will be given on any such transaction. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular broker/dealers or groups thereof.

      Although certain research, market and statistical information from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

      In the fiscal years ended December 31, 1997, 1996 and 1995, the Fund paid brokerage commissions of $_________, $3,595,644 and $2,371,881, respectively. In the fiscal year ended December 31, 1996, the Fund paid brokerage commissions of $3,170,480 (88% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research, market and statistical information to the Trust or Adviser. The amount of such transactions aggregated $1,814,275,642 (76% of all brokerage transactions). The balance of such brokerage was not allocated to any particular broker or dealer or with regard to the above-mentioned or any other special factors.

      The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical analysis.

      The Trustees of the Fund review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable. Within the past three years no such recapture has been effected.

Portfolio Turnover

      The Fund's average annual portfolio turnover rates, i.e. the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less), for the fiscal years ended December 31, 1997, 1996 and 1995 were ____%, 26.6% and 26.9%, respectively. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective.

                                 NET ASSET VALUE

      The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

      An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

      Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

      An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

      If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

      If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

      Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

      The financial highlights of the Fund included in the Prospectus and the financial statements incorporated by reference in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, independent accountants, and are included or incorporated by reference in the Prospectus and this Statement of Additional Information, in reliance upon the accompanying report of said firm, which report is given upon their authority as experts in accounting and auditing.

Shareholder Indemnification

      The Fund is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund property or the acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Other Information

      The CUSIP number of the Fund is 811167-10-5.

      The Fund has a fiscal year ending December 31.

      Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in light of the Fund's investment objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

      Portfolio securities of the Fund are held separately pursuant to a custodian agreement, by the Fund's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

      The law firm of Dechert Price & Rhoads is counsel to the Fund.

      The name "Scudder Growth and Income Fund" is the designation of the Trust for the time being under a Declaration of Trust dated September 20, 1984, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents, shareholders nor other series of the Trust assume any personal liability for obligations entered into on behalf of the Fund. No other series of the Trust assumes any liabilities for obligations entered into on behalf of the Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Fund's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

      Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value for the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million, 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal years ended December 31, 1996, 1995, and 1994, Scudder Fund Accounting Corporation's fee amounted to $249,566, $198,521, and $39,116, respectively, of which $23,174 is unpaid at December 31, 1996.

      Scudder Service Corporation (the "Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund. The Fund pays Service Corporation an annual fee of $26.00 for each account maintained for a participant.

      The Fund, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

      Scudder Trust Company, an affiliate of the Adviser, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Annual service fees are paid by the Fund to Scudder Trust Company, Two International Place, Boston, Massachusetts 02110-4103, an affiliate of the Adviser, for such accounts. The Fund pays Scudder Trust Company an annual fee of $29.00 per shareholder account. The Fund incurred fees of $2,482,721, $1,518,972, and $1,122,704 during the fiscal years ended December 31, 1996, 1995 and 1994, respectively, of which $273,253 is unpaid at December 31, 1996.

      The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments, are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

      The financial statements, including the investment portfolio of Scudder Growth and Income Fund together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to the Shareholders of the Fund dated December 31, 1997 and are hereby deemed to be a part of this Statement of Additional Information.

Scudder
Growth and
Income Fund

Annual Report
December 31, 1997

Pure No-Load(TM) Funds


A fund with a disciplined approach to common stock investing offering opportunities for long-term growth of capital, current income, and growth of income.


A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.


SCUDDER                    (logo)

                         Scudder Growth and Income Fund

--------------------------------------------------------------------------------
Date of Inception: 1929      Total Net Assets as of        Ticker Symbol:  SCDGX
                            12/31/97: $6.83 billion
--------------------------------------------------------------------------------

o For the 12-month period ended December 31, 1997, Scudder Growth and Income Fund returned 30.31%, reflecting another strong year for the U.S. stock market.

o The Fund's ability to nearly keep pace with the market over the period is impressive given its defensive characteristics.

o A continuing emphasis on stocks with above-average dividend yields helped the Fund weather increased market volatility during the second half of 1997.

o The Fund maintained its overall 4 star risk-adjusted rating from Morningstar among 2,332 domestic equity funds as of December 31, 1997.^1


                                Table of Contents

  3  Letter from the Fund's President     24  Notes to Financial Statements
  4  Performance Update                   28  Report of Independent Accountants
  5  Portfolio Summary                    29  Tax Information
  6  Portfolio Management Discussion      30  Shareholder Meeting Results
 11  Glossary of Investment Terms         32  Officers and Trustees
 12  Investment Portfolio                 33  Investment Products and Services
 20  Financial Statements                 34  Scudder Solutions
 23  Financial Highlights


^1 Source: Morningstar. Ratings are subject to change monthly and are calculated from the Fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects Fund performance below 90-day T-bill returns. In an investment category, 10% of funds receive 5 stars and the next 22.5% receive 4 stars. In the domestic equity category, the Fund received a 4 star rating for the three-year period, a 4 star rating for the five-year period, and a 4 star rating for the ten-year period. Past performance is no guarantee of future results.


                       2 - Scudder Growth and Income Fund

                        Letter from the Fund's President

Dear Shareholders,

     This report marks Scudder Growth and Income Fund's 69th year of operations, and one of its most impressive. This 12-month period is the third consecutive year that the Fund has returned more than 20%. However, the favorable investment environment appears to have changed during the second half of 1997, with the currency crisis in Asia and the prospect of slowing profit growth in the United States. While we think the investment environment continues to remain healthy, a return to performance that is closer to the 10% average long-term return for stocks is more realistic going forward. We think you should keep this in mind as you read the detailed discussion of the Fund's activities which begins on page 6.

     As you may know, the Fund's investment adviser has changed its name to Scudder Kemper Investments, Inc. from Scudder, Stevens & Clark, Inc., reflecting the acquisition of a majority interest in Scudder by Zurich Insurance Company, and the combining of Scudder's business with that of Zurich Kemper Investments, Inc. We think these changes are positive and should broaden our resources in managing the Fund.

     For those of you who are interested in new Scudder products, we recently introduced a new industry sector fund, Scudder Financial Services Fund, one of Scudder's Choice Series funds. The Fund seeks long-term growth by investing in financial services companies in the U.S. and abroad. In addition, two other Choice Series funds will be launched on March 2: Scudder Health Care Fund, seeking long-term growth from health care companies located around the world, and Scudder Technology Fund, pursuing long-term growth by investing in companies that develop, produce, or distribute technology. For further information on these new funds, please call 1-800-225-2470.

     Thank you for your continued investment in Scudder Growth and Income Fund. If you have any questions about your account, please call Scudder Investor Relations at the toll-free number above, or visit our Internet Web site at http://funds.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder Growth and Income Fund


                       3 - Scudder Growth and Income Fund

PERFORMANCE UPDATE as of December 31, 1997
----------------------------------------------------------------
FUND INDEX COMPARISONS
----------------------------------------------------------------

                     Total Return
Period    Growth    --------------
Ended       of                Average
12/31/97 $10,000  Cumulative  Annual
--------------------------------------
SCUDDER GROWTH AND INCOME FUND
--------------------------------------
1 Year    $13,031      30.31%   30.31%
5 Year    $24,768     147.68%   19.89%
10 Year   $48,077     380.77%   17.00%

--------------------------------------
S&P 500 INDEX
--------------------------------------
1 Year    $13,338     33.38%   33.38%
5 Year    $25,160    151.60%   20.25%
10 Year   $52,566    425.66%   18.04%

-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment. The data points from the graph are as follows:

Yearly periods ended December 31

SCUDDER GROWTH AND INCOME FUND
Year            Amount
----------------------
'87            $10,000
'88            $11,201
'89            $14,153
'90            $13,824
'91            $17,716
'92            $19,411
'93            $22,438
'94            $23,021
'95            $30,197
'96            $36,895
'97            $48,077

S&P 500 INDEX
Year            Amount
----------------------
'87            $10,000
'88            $11,659
'89            $15,352
'90            $14,876
'91            $19,407
'92            $20,893
'93            $22,996
'94            $23,299
'95            $32,054
'96            $39,412
'97            $52,566

The Standard & Poor's (S&P) 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total Return (%) with the exact data points listed in the table below.

Yearly periods Ended December 31


                       1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
                     -------------------------------------------------------------------------------
NET ASSET VALUE...   $13.18   $ 14.14  $12.77  $15.76  $16.20  $17.24  $16.26  $20.23  $23.23  $27.33
INCOME DIVIDENDS..   $  .59   $   .69  $  .67  $  .55  $  .53  $  .45  $  .51  $  .56  $  .57  $  .58
CAPITAL GAINS
DISTRIBUTIONS.....   $    -   $  1.77  $  .34  $    -  $  .50  $ 1.01  $  .91  $  .48  $  .87  $ 2.20
FUND TOTAL
RETURN (%)........    12.01     26.36   -2.33   28.16    9.57   15.59    2.60   31.18   22.18   30.31
INDEX TOTAL
RETURN (%)........    16.56     31.63   -3.11   30.40    7.61   10.06    1.32   37.58   22.96   33.38

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.


                       4 - Scudder Growth and Income Fund

PORTFOLIO SUMMARY as of December 31, 1997
---------------------------------------------------------------------------
ASSET ALLOCATION
---------------------------------------------------------------------------
Common Stocks                      92%
Convertible Bonds                   4%
Convertible Stocks                  3%
Cash Equivalents                    1%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Fund's approach to selecting
stocks with above-average
dividend yields provided
downside protection as volatility
increased during the second half
of the year.

--------------------------------------------------------------------------
SECTOR DIVERSIFICATION
(Excludes 3% of Cash Equivalents)
--------------------------------------------------------------------------
Financial                                 22%
Manufacturing                             17%
Consumer Staples                          11%
Utilities                                  9%
Communications                             9%
Durables                                   8%
Energy                                     7%
Health                                     6%
Consumer Discretionary                     5%
Other                                      6%
---------------------------------------------
                                         100%
---------------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Healthcare, energy, utilities, and
manufacturing sector holdings
outperformed the market over the
year.

--------------------------------------------------------------------------
10 LARGEST EQUITY HOLDINGS
(20% OF PORTFOLIO)
--------------------------------------------------------------------------
1.  XEROX CORP.
    Leading manufacturer of copiers and duplicators

2.  Bell Atlantic Corp.
    Telecommunications services

3.  H. J. HEINZ CO.
    Major manufacturer of processed foods

4.  UNILEVER NV
    Diversified conglomerate

5.  TRW INC.
    Defense electronics, automotive parts and systems

6.  Ford Motor Co.
    Leading automobile manufacturer

7.  GTE CORP.
    Nationwide telecommunications company

8.  IMPERIAL CHEMICAL INDUSTRIES PLC
    Leading international chemical producer

9.  PHILIP MORRIS COMPANIES INC.
    Tobacco, food products and brewing

10. Chase Manhattan Corp.
    Commercial banking


Xerox a strong performer in
the first half--declined on
worries over the potential of
the currency crisis in
Southeast Asia.

For more complete details about the Fund's investment portfolio, see page 12. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.


                       5 - Scudder Growth and Income Fund

                         Portfolio Management Discussion

An Interview with Robert T. Hoffman
Lead Portfolio Manager,
Scudder Growth and Income Fund

Q: How would you sum up the year?

A: Given the shifting mood of the market in 1997, it's difficult. The first half of the year was essentially a continuation of 1996 -- investors enjoyed the bull market, but kept looking over their shoulders for signs of inflation. In March, when the Federal Reserve (Fed) increased a key short-term interest rate, fears of higher rates persisted given the Fed's history of taking multiple actions.

Q: What about the second half?

A: Several things changed in the second half. Inflation concerns were replaced by concerns about a global slowdown in growth, driven by the economic collapse and liquidity crunch in Asia, which threw local markets into a tailspin. By October, no one seemed to have any conviction about the extent of the effect, if any, the Asian contagion would have on markets closer to home. U.S. investors overreacted to the news, resulting in almost daily market gyrations in both directions.

Q: This sounds a bit grim.

A: I wouldn't say grim, but the "best of all worlds" environment has definitely changed. Despite significant selloffs in August, October, and December, the S&P still ended the year with a 30%-plus gain for the year. At the same time, certain market sectors remained depressed, as investors rotated into more defensive issues, and as shareholders pondered the long-term implications of the Asian crisis. Questions centered on whether this was a temporary phenomenon, or the beginning of a much longer, protracted period of global deflation. Also, many wondered if the S&P price-to-earnings multiple of 22 could be sustained in a slower growth environment.

Q: How did the Fund perform for the 12-month period ended December 31, 1997?

A: The Fund performed very well, in my opinion, returning 30.31% for the 12 months. This return represents an increase in the Fund's net asset value from $23.23 at the end of 1996 to $27.33 on December 31, 1997, and includes income distributions of $0.58 per share and a capital gain distribution of $2.20 per share. This ranks the Fund among the top 26% (160th) of 611 growth and income funds, as tracked by Lipper Analytical Services. Relative to the market, the Fund's performance was roughly in keeping with the 33.38% return of the S&P 500 Index, a significant achievement, I think, considering the Fund's tendency to only outperform in weak markets.

Q: Why invest in the Fund if it is only matching the performance of the markets?

A: You raise an important point. As you may know, performance numbers do not tell the whole story about the Fund or investing in general, for that matter. If all you are seeking is to match the returns of the stock market, then an index fund may be what you need. However, Scudder Growth and Income Fund is not designed to just mirror the market. We pursue a disciplined, relative yield strategy that seeks to provide attractive returns in relation to the U.S. stock market, that has resulted in lower risk than the market overall. We believe that

                       6 - Scudder Growth and Income Fund
this strategy is appropriate for many investors, especially those who are seeking lower volatility and consistent returns over the long term. The environment has been ideal for stock investors over the last seven years; however, when we enter a more difficult environment, we believe many investors will be looking for funds that hold up better than the market indexes.

Q: How did the Fund's top holdings perform?

A: The majority of our largest holdings significantly outperformed the S&P during the year. Near the close of the period, three of our top performers gave back some of their gains, most notably Philips Electronics and Xerox. Although we had been taking profits in both names to reduce our exposure, we were not aggressive enough to dampen the negative impact these holdings had on the Fund's returns. We would stress, however, that despite the recent weakness, both stocks, as well as the majority of our top holdings, still dramatically outperformed the market for the 12-month period.

Q: How did the Fund's "relative yield" discipline hold up in this environment?

A: Excluding the impact of the two stocks listed above, the strategy benefited the portfolio. A lack of technology holdings (due to their characteristically low dividend yields) cushioned the Fund from many of the profit warnings out of Silicon Valley that stemmed from the crisis in Asia. Our strategy of increasing the electric utility weighting, in response to a 10-year peak in the industry's relative yield, proved timely as these companies, with largely domestically generated earnings, were immune from the multiple contractions from slower overseas growth forecasts. We continue to believe that if 1998 proves a difficult year for profits, our strategy of investing in companies with low expectations, evidenced by high relative yields, should help to provide a degree of protection from further downdrafts.

Q: Expanding profit growth contributed to the prolonged rise in U.S. stock prices. How long can it continue?

A: The key to long-term sustainable growth eventually rests on top line revenue growth. Internal restructuring efforts, asset swaps, and financial engineering are only short-term measures for boosting profits. If one believes that slower growth overseas will not only dampen demand for U.S. goods, but that it will also bring continued pricing pressure (as the U.S. is flooded with cheap imports in the wake of Asian currency devaluations), we may not have seen the last of the bumps in the road.

Q: What areas contributed the most to Fund performance over the year?

A: Despite the sector's weak performance in 1997, the Fund's health care selections performed very well, due primarily to our weighting in drug stocks. As prices rose, we reduced our weighting by eliminating Warner Lambert and trimming our position in Schering-Plough. The Fund benefited from the fact that all but one of our health care holdings significantly outperformed the S&P for the year. I should point out, however, that many U.S. drug companies have


                       7 - Scudder Growth and Income Fund

 -------------------------------------------------------
 Higher Yields ...
 ...and Attractive Valuations
 -------------------------------------------------------
                                    Fund       S&P 500

 Yield                              2.1%       1.6%^1

 The Fund's dividend yield
 exceeded the market as measured
 by the S&P 500.
 -------------------------------------------------------

 Price-to-Earnings per share        17.6x      21.8x
 (current calendar year as of 12/31/97)

 The Fund's below-average valuation
 provided downside protection as
 volatility increased during the period.
 -------------------------------------------------------
^1 The S&P 500 yield does not reflect the effect of fund expenses and transaction costs which would otherwise lower its yield.


reached full valuation, as market hype over new product-driven growth has worked its way into a number of stocks. As enthusiasm increases, so does the risk of disappointment.

Q: Energy stocks were another solid contributor to portfolio performance. What worked well?

A: Our foreign energy holdings -- Elf Aquitaine, Total, and YPF -- outperformed the market for the full year, while one of our newer holdings, Williams Companies, with a 22.4% return in the fourth quarter, provided a haven in a nervous market. As Williams Companies' domestic earnings base cushioned the portfolio from negative news overseas, investors began to take notice of its growing communications subsidiary, sporting growth rates twice that of the core business.

Q: Last year at this time you mentioned building up the Fund's underweighting in electric utilities. How has this strategy been working?

A: Electric utilities were a modest drag on portfolio performance for most of the year, but our increasingly overweight position in this area proved particularly rewarding, especially toward the end of the year. Not only did this weighting (at 8% of assets at year-end) provide defensive benefits during the market corrections, but our individual stock selection had a meaningfully positive impact for the year. The resolution of regulatory uncertainty in California and Illinois boosted the share prices of Pacific Gas & Electric and Unicom. Despite the recent outperformance of the utility sector, we would point out that overall valuations remain well below normal. Thus, we have continued to add to this group in aggregate.

Q: How did the manufacturing sector perform?

A: This sector held back performance, due primarily to price weakness in two of the largest holdings, Philips Electronics and Xerox, as mentioned earlier. These stocks did, however, outperform for the 12 months with returns of 53% and 43%, respectively. We had been trimming both positions in the second half of the year as both a risk control measure (specifically to reduce a large portfolio weighting that had become even larger through outperformance) and based in part on relatively full valuations. Ultimately, we believe that both stocks offer


                       8 - Scudder Growth and Income Fund
attractive upside opportunity through new product rollouts, in the case of Xerox, and asset restructuring, in the case of Philips.

Q: The Fund's holdings of financial stocks held back performance somewhat, despite the strong performance of this sector. Why?

A: Our REIT (real estate investment trust) holdings lagged other companies in the financial sector, specifically U.S. banks, which provided very strong returns. However, securities such as REITs were not hit as hard by concerns over the Asian crisis because of their earnings leverage to the U.S. market. We believe that the Fund's REIT holdings will continue to provide both downside protection from further market volatility and upside potential through consolidation and acquisition-driven growth.

Q: How did you manage the portfolio in the increasingly volatile market?

A: Our investment discipline has been an important tool in controlling exposure to price volatility. It has helped to steer us toward undervalued stocks that have defensive characteristics in volatile and declining markets. Our model's "buy" signals in the electric utility and REIT sectors are evidence of this. In a more general sense, however, we continue to ask ourselves what each stock price is reflecting, both from a "big picture" perspective and on an individual, company-by-company basis.


                       9 - Scudder Growth and Income Fund

Q: Are we entering a period of slower global growth?

A: Our short answer is, yes. Is this expectation adequately reflected in the U.S. equity market? Probably not. While slower global growth may have immediate implications for corporate profitability and stock prices, we take the long view when it comes to investing the portfolio. As a result, we continue to remain focused on those stocks which we believe already reflect a difficult operating environment, since they are less likely to disappoint further. We think our relative yield approach, supported by the fundamental research of our analysts, will ultimately benefit the Fund in a variety of market environments by providing downside protection and the potential for upside surprises.



                               Scudder Growth and
                                  Income Fund:
                          A Team Approach to Investing

  Scudder Growth and Income Fund is managed by a team of Scudder Kemper Investments, Inc. (SKI) professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by a large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging SKI's extensive resources.

  Lead Portfolio Manager Robert T. Hoffman has had responsibility for setting the Fund's stock investing strategy and overseeing the Fund's day-to-day operations since 1991. Rob joined SKI in 1990 and has 13 years of investment industry experience. Kathleen T. Millard, Portfolio Manager, has focused on strategy and stock selection since she joined the firm and the team in 1991. Benjamin W. Thorndike, Portfolio Manager, is the Fund's chief analyst and strategist for convertible securities. Ben joined SKI in 1983 as a portfolio manager and the Fund in 1986. Lori Ensinger, Portfolio Manager, joined the Fund in 1996 and focuses on stock selection and investment strategy. Lori has worked in the investment industry since 1983 and at SKI since 1993.


                      10 - Scudder Growth and Income Fund

                          Glossary of Investment Terms


 DIVIDEND YIELD                With stocks, a company's payment of earnings to
                               shareholders divided by its share price. For example, a stock that sells for $10 and pays annual dividends totaling $1 has a yield of 10%;
                               if the stock price goes up to $20, the yield would fall to 5%.

 FUNDAMENTAL RESEARCH          Analysis of a company's financial statements to
                               project future stock price changes. Considers past records of sales and earnings as well as the future impact of products, consumer markets, and management in weighting a company's prospects. Distinct from technical analysis, which evaluates the attractiveness of a stock based on historical price and trading volume movements.

 MARKET CAPITALIZATION         The value of a company's outstanding shares of
                               common stock, determined by multiplying the number of shares outstanding by the share price
                               (shares x price = market capitalization). The universe of publicly-traded companies is frequently divided into large-, mid-, and small-capitalizations. "Large-cap" stocks tend to be more liquid and less volatile, while
                               "small-cap" stocks in the aggregate have more potential for earnings growth and are typically more volatile.

OVER/UNDER WEIGHTING           Refers to the allocation of assets -- usually by
                               sector, industry, or country -- within an investment portfolio, relative to a benchmark index or investment universe.

 PRICE-EARNINGS RATIO          A widely used gauge of a stock's valuation that
                               indicates what investors are (P-E or earnings multiple) paying for a company's earning power at the current stock price. Often based on a company's projected earnings for the coming 12 months. A higher "earnings multiple" indicates higher expected earnings growth and greater risk; a lower multiple is usually associated with mature or out-of-favor companies, and lower stock price volatility.

VALUE STOCK                    A company whose stock price does not fully
                               reflect its intrinsic value. A stock's relative value is often measured by price-earnings ratio, price-book value ratio, dividend yield, or some other valuation measure, relative to its industry or the market overall. Value stocks tend to display lower price volatility and carry higher dividend yields.



(Sources: SKI; Barron's Dictionary of Finance and Investment Terms)


                      11 - Scudder Growth and Income Growth

                  Investment Portfolio as of December 31, 1997

                                                                                             Principal               Market
                                                                                            Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement 0.1%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 12/31/97 at 6.5%,
  to be repurchased at $3,082,113 on 1/2/98, collateralized by a $2,287,000 U.S.                                  ------------
  Treasury Bond, 8.75%, 8/15/20 (Cost $3,081,000) .......................................      3,081,000             3,081,000
                                                                                                                  ------------
Short-Term Investments 2.6%
------------------------------------------------------------------------------------------------------------------------------
Dresdner US Finance Inc., 5.74%, 1/5/98 .................................................     40,000,000            39,974,489
FCar Owner Trust I, 5.61%, 1/8/98 .......................................................     50,000,000            49,945,458
JP Morgan, 5.80%, 1/8/98 ................................................................     30,000,000            29,966,167
New Center Asset Trust, 5.89%, 1/16/98 ..................................................     40,000,000            39,901,833
Ford Motor Credit Co., 5.71%, 1/8/98 ....................................................     20,000,000            19,977,794
------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $179,765,741)                                                                   179,765,741
------------------------------------------------------------------------------------------------------------------------------

Corporate Bonds 0.2%
------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                                                                     ------------
Omnicom Group Inc, 1/6/13 (Cost $12,539,063) ............................................     12,500,000            13,125,000
                                                                                                                  ------------
Convertible Bonds 3.6%
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 0.5%
Department & Chain Stores
Federated Department Stores, Inc. Debenture, 5%, 10/1/03 ................................     11,700,000            15,795,000
Home Depot Inc., 3.25%, 10/1/01 .........................................................     16,500,000            22,316,250
                                                                                                                  ------------
                                                                                                                    38,111,250
                                                                                                                  ------------
Health 0.1%
Pharmaceuticals
Sandoz Capital BVI Ltd., Debenture, 2%, 10/6/02 .........................................      5,810,000             8,874,775
                                                                                                                  ------------
Financial 1.2%
Banks 0.9%
Deutsche Bank Financial Inc., Convertible to Daimler Benz AG shares, Zero Coupon, 2/12/17     97,410,000            43,347,450
MBL International Finance Bermuda Trust, 3%, 11/30/02 ...................................     16,140,000            16,753,320
                                                                                                                  ------------
                                                                                                                    60,100,770
                                                                                                                  ------------
Real Estate 0.3%
Security Capital Corp., Debenture, 6.5%, 3/29/16 (b) (c) ................................     16,750,000            20,183,031
                                                                                                                  ------------
Service Industries 0.7%
Miscellaneous Commercial Services 0.4%
Tyco International, Ltd., Liquid Yield Option Note, 7/6/10 ..............................     24,000,000            29,370,000
                                                                                                                  ------------
Miscellaneous Consumer Services 0.3%
CUC International Inc., 3%, 2/15/02 .....................................................     14,000,000            17,482,500
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.


                      12 - Scudder Growth and Income Growth

                                                                                             Principal               Market
                                                                                            Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------
Durables 0.1%
Automobiles
Magna International, Inc., Debenture, 5%, 10/15/02 ......................................      6,700,000             7,989,750
                                                                                                                  ------------
Manufacturing 1.0%
Diversified Manufacturing
Loews Corp., 3.125%, 9/15/07 ............................................................     60,021,000            60,471,158
Thermo Electron Corp., 4.25%, 1/1/03 ....................................................      5,000,000             6,275,000
                                                                                                                  ------------
                                                                                                                    66,746,158
------------------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Cost $206,770,373)                                                                        248,858,234
------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks 1.4%
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 0.3%
Department & Chain Stores
Kmart 7.75% .............................................................................        386,000            19,927,250
                                                                                                                  ------------
Financial 0.1%
Consumer Finance 0.0%
Advanta Corp. 6.75% .....................................................................          7,500               201,563
                                                                                                                  ------------
Real Estate 0.1%
Security Capital Industrial Trust "B", 7% ...............................................        308,300             9,827,063
                                                                                                                  ------------
Manufacturing 0.3%
Containers & Paper 0.0%
International Paper Co. 5.25% ...........................................................         47,000             2,279,500
                                                                                                                  ------------
Industrial Specialty 0.2%
Cooper Industries, Inc. 6% ..............................................................        606,300            11,064,975
                                                                                                                  ------------
Office Equipment/Supplies 0.1%
Ikon Office Solutions, Inc., 5.04% ......................................................         96,100             6,510,775
                                                                                                                  ------------
Metals & Minerals 0.2%
Precious Metals
Freeport McMoRan Copper & Gold, Inc., Cum. $1.25 ........................................        500,000            10,843,750
                                                                                                                  ------------
Consumer Staples 0.5%
Food & Beverage
Ralston Purina Group, 7%, 8/1/00 ........................................................        470,000            32,723,750
------------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Cost $87,352,946)                                                               93,378,626
------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                      13 - Scudder Growth and Income Growth

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------

Common Stocks 92.1%
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 4.3%
Department & Chain Stores
J.C. Penney Co., Inc. ...................................................................      1,287,700            77,664,406
May Department Stores ...................................................................        772,900            40,722,169
Mercantile Stores, Inc. .................................................................      1,012,900            61,660,288
Rite Aid Corp. ..........................................................................        987,600            57,959,775
Sears, Roebuck & Co. ....................................................................      1,205,500            54,548,875
                                                                                                                  ------------
                                                                                                                   292,555,513
                                                                                                                  ------------
Consumer Staples 10.6%
Alcohol & Tobacco 2.3%
Philip Morris Companies, Inc. ...........................................................      2,855,100           129,371,719
RJR Nabisco Holdings Corp. ..............................................................        788,580            29,571,750
                                                                                                                  ------------
                                                                                                                   158,943,469
                                                                                                                  ------------
Consumer Electronic & Photographic Products 1.0%
Whirlpool Corp. .........................................................................      1,244,000            68,420,000
                                                                                                                  ------------
Food & Beverage 4.8%
General Mills, Inc. .....................................................................        559,500            40,074,188
H.J. Heinz Co. ..........................................................................      2,858,750           145,260,234
Unilever NV .............................................................................        400,000            24,658,480
Unilever NV (New York shares) ...........................................................      1,885,200           117,707,175
                                                                                                                  ------------
                                                                                                                   327,700,077
                                                                                                                  ------------
Package Goods/Cosmetics 2.5%
Avon Products, Inc. .....................................................................      1,070,100            65,677,388
Kimberly-Clark Corp. ....................................................................      2,084,000           102,767,250
                                                                                                                  ------------
                                                                                                                   168,444,638
                                                                                                                  ------------
Health 5.5%
Pharmaceuticals
American Home Products Corp. ............................................................        705,800            53,993,700
Baxter International, Inc. ..............................................................      1,088,100            54,881,044
Bristol-Myers Squibb Co. ................................................................      1,023,600            96,858,150
Schering-Plough Corp. ...................................................................      1,002,200            62,261,675
SmithKline Beecham PLC (ADR) ............................................................      1,180,400            60,716,825
Zeneca Group PLC ........................................................................      1,356,100            48,030,458
                                                                                                                  ------------
                                                                                                                   376,741,852
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.


                      14 - Scudder Growth and Income Growth

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Communications 8.3%
Telephone/Communications
Alltel Corp. ............................................................................      1,825,400            74,955,488
Bell Atlantic Corp. .....................................................................      1,623,348           147,724,668
BellSouth Corp. .........................................................................      1,541,400            86,800,088
Frontier Corp. ..........................................................................      2,033,100            48,921,469
GTE Corp. ...............................................................................      2,504,700           130,870,575
Sprint Corp. ............................................................................      1,154,100            67,659,113
Telecom Corp. of New Zealand ............................................................      1,901,000             9,216,860
                                                                                                                  ------------
                                                                                                                   566,148,261
                                                                                                                  ------------
Financial 20.2%
Banks 10.6%
AmSouth Bancorp .........................................................................        352,500            19,145,156
Banc One Corp. ..........................................................................      1,169,300            63,507,606
BankAmerica Corp. .......................................................................        223,000            16,279,000
Bankers Trust New York Corp. ............................................................        570,200            64,111,863
Chase Manhattan Corp. ...................................................................      1,168,300           127,928,850
CoreStates Financial Corp. ..............................................................      1,239,600            99,245,475
First Chicago NBD Corp. .................................................................        273,600            22,845,600
First Union Corp. .......................................................................      1,274,600            65,323,250
J.P. Morgan & Co., Inc. .................................................................        503,300            56,809,988
KeyCorp .................................................................................        869,800            61,592,713
NationsBank Corp. .......................................................................      1,073,400            65,276,138
US Bancorp ..............................................................................        584,700            65,449,856
                                                                                                                  ------------
                                                                                                                   727,515,495
                                                                                                                  ------------
Insurance 3.7%
EXEL, Ltd. (ADR) ........................................................................        916,000            58,051,500
Lincoln National Corp. ..................................................................        968,200            75,640,625
Mid Ocean, Ltd. .........................................................................        702,800            38,126,900
Safeco Corp. ............................................................................      1,700,300            82,889,625
                                                                                                                  ------------
                                                                                                                   254,708,650
                                                                                                                  ------------
Other Financial Companies 1.0%
Federal National Mortgage Association ...................................................        649,900            37,084,919
Fleet Financial Group, Inc. .............................................................        473,200            35,460,425
                                                                                                                  ------------
                                                                                                                    72,545,344
                                                                                                                  ------------
Real Estate 4.8%
Avalon Properties, Inc. (REIT) ..........................................................        467,100            14,450,906

    The accompanying notes are an integral part of the financial statements.


                      15 - Scudder Growth and Income Growth

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust (REIT) ............................................................        338,500            10,493,500
Charles E. Smith Residential Realty, Inc. (REIT) ........................................         73,800             2,619,900
General Growth Properties, Inc. (REIT) (d) ..............................................      1,939,800            70,075,275
Health Care Property Investment Inc. (REIT) .............................................        359,300            13,586,031
Mark Centers Trust (REIT) ...............................................................         31,400               282,600
Meditrust Corp. (Paired Stock) (REIT) ...................................................        562,829            20,613,612
Nationwide Health Properties Inc. (REIT) ................................................        804,800            20,522,400
Prentiss Properties Trust (REIT) ........................................................      1,000,000            27,937,500
Post Properties Inc. (REIT) .............................................................         61,900             2,514,688
Security Capital Corp. (b) (c) ..........................................................         15,968            22,201,334
Security Capital Industrial Trust (REIT) ................................................      2,611,645            64,964,669
Security Capital Industrial Trust Warrants (expire 9/18/98)* ............................         82,478               433,010
Security Capital US Realty ..............................................................      2,889,152            41,025,958
Spieker Properties, Inc. (REIT) .........................................................        150,000             6,431,250
Vornado Realty Trust (REIT) .............................................................        177,600             8,336,100
                                                                                                                  ------------
                                                                                                                   326,488,733
                                                                                                                  ------------
Miscellaneous 0.1%
Jardine Strategic Holdings Ltd. .........................................................      2,015,611             5,240,589
                                                                                                                  ------------
Service Industries 0.3%
EDP Services 0.1%
First Data Corp. ........................................................................        209,606             6,130,976
                                                                                                                  ------------
Environmental Services 0.2%
Browning Ferris Industries ..............................................................        378,600            14,008,200
                                                                                                                  ------------
Durables 7.3%
Aerospace 1.5%
Lockheed Martin Corp. ...................................................................        472,328            46,524,308
Rockwell International Corp. ............................................................      1,149,600            60,066,600
                                                                                                                  ------------
                                                                                                                   106,590,908
                                                                                                                  ------------
Automobiles 4.8%
Dana Corp. ..............................................................................      1,867,800            88,720,500
Echlin, Inc. ............................................................................      1,538,800            55,685,325
Ford Motor Co. ..........................................................................      2,748,200           133,802,988
Meritor Automotive, Inc. ................................................................      2,245,900            47,304,269
                                                                                                                  ------------
                                                                                                                   325,513,082
                                                                                                                  ------------
Construction/Agricultural Equipment 1.0%
PACCAR, Inc. ............................................................................      1,288,100            67,625,250
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.


                      16 - Scudder Growth and Income Growth

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Manufacturing 14.8%
Chemicals 4.5%
Akzo-Nobel NV ...........................................................................        461,645            79,593,180
Dow Chemical Co. ........................................................................        484,700            49,197,050
Eastman Chemical Co. ....................................................................        852,100            50,753,206
Imperial Chemical Industries PLC ........................................................      8,357,000           130,525,798
                                                                                                                  ------------
                                                                                                                   310,069,234
                                                                                                                  ------------
Containers & Paper 0.5%
Boise Cascade Corp. .....................................................................         48,140             1,456,235
Westvaco Corp. ..........................................................................      1,090,300            34,276,306
                                                                                                                  ------------
                                                                                                                    35,732,541
                                                                                                                  ------------
Diversified Manufacturing 3.1%
Olin Corp. ..............................................................................      1,351,200            63,337,500
St. Joe Paper Co. .......................................................................         93,100             8,425,550
TRW Inc. ................................................................................      2,568,000           137,067,000
                                                                                                                  ------------
                                                                                                                   208,830,050
                                                                                                                  ------------
Electrical Products 2.4%
Philips Electronics NV ..................................................................      1,720,300           103,165,399
Philips Electronics NV (New York shares) ................................................        387,700            23,455,850
Thomas & Betts Corp. ....................................................................        830,800            39,255,300
                                                                                                                  ------------
                                                                                                                   165,876,549
                                                                                                                  ------------
Industrial Specialty 0.2%
Corning Inc. ............................................................................        320,300            11,891,138
                                                                                                                  ------------
Machinery/Components/Controls 0.2%
SKF AB "B" (Free) .......................................................................        785,000            16,711,385
                                                                                                                  ------------
Office Equipment/Supplies 2.3%
Xerox Corp. .............................................................................      2,114,400           156,069,150
                                                                                                                  ------------
Specialty Chemicals 1.6%
ARCO Chemical Co. .......................................................................        180,000             8,403,750
BetzDearborn Inc. .......................................................................        613,800            37,480,163
Witco Corp. .............................................................................      1,537,500            62,749,219
                                                                                                                  ------------
                                                                                                                   108,633,132
                                                                                                                  ------------
Technology 0.4%
Electronic Components/Distributors
AMP Inc. ................................................................................        652,100            27,388,200
                                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.


                      17 - Scudder Growth and Income Growth

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Energy 6.6%
Oil Companies 5.9%
Lyondell Petrochemical Co. ..............................................................        948,900            25,145,850
Pennzoil Co. ............................................................................        458,600            30,640,213
Royal Dutch Petroleum Co. (New) .........................................................        815,600            44,195,325
Societe Nationale Elf Aquitaine .........................................................        731,000            85,000,000
Texaco Inc. .............................................................................      1,567,800            85,249,125
Total S.A. "B" ..........................................................................        510,323            55,525,177
Total S.A. (ADR) ........................................................................        396,253            21,992,042
YPF S.A. "D" (ADR) ......................................................................      1,580,200            54,023,088
                                                                                                                  ------------
                                                                                                                   401,770,820
                                                                                                                  ------------
Oil/Gas Transmission 0.7%
Williams Cos., Inc. .....................................................................      1,778,800            50,473,450
                                                                                                                  ------------
Metals & Minerals 1.5%
Steel & Metals
Allegheny Teledyne Inc. .................................................................      2,398,315            62,056,389
Freeport McMoRan Copper & Gold, Inc. "A" ................................................        542,590             8,308,409
J & L Specialty Steel, Inc. .............................................................      1,709,700            17,203,856
Phelps Dodge Corp. ......................................................................        268,400            16,707,900
                                                                                                                  ------------
                                                                                                                   104,276,554
                                                                                                                  ------------
Construction 2.9%
Building Materials 0.4%
Martin Marietta Materials, Inc. .........................................................        660,000            24,131,250
Forest Products 2.5%
Georgia Pacific (Timber Group) ..........................................................      1,146,100            26,002,144
Georgia Pacific Corp. ...................................................................      1,207,200            73,337,400
Louisiana-Pacific Corp. .................................................................        417,200             7,926,800
Weyerhaeuser Co. ........................................................................      1,323,400            64,929,313
                                                                                                                  ------------
                                                                                                                   172,195,657
                                                                                                                  ------------
Transportation 1.1%
Railroads
CSX Corp. ...............................................................................      1,162,400            62,769,600
Norfolk Southern Corp. ..................................................................        360,300            11,101,744
                                                                                                                  ------------
                                                                                                                    73,871,344
                                                                                                                  ------------
Utilities 8.3%
Electric Utilities
CINergy Corp. ...........................................................................      2,159,100            82,720,519

    The accompanying notes are an integral part of the financial statements.


                      18 - Scudder Growth and Income Growth

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. ........................................................................        227,600            10,028,625
Duke Energy Co. .........................................................................      1,794,436            99,366,894
Entergy Corp. ...........................................................................        828,200            24,794,238
Long Island Lighting Co. ................................................................        982,100            29,585,763
Pacific Gas & Electric Co. ..............................................................      1,773,200            53,971,775
PacifiCorp ..............................................................................      2,147,400            58,650,863
PowerGen PLC ............................................................................      5,012,710            65,202,343
PowerGen PLC (ADR) ......................................................................        500,100            26,567,813
Southern Company ........................................................................        587,200            15,193,800
Unicom Corp. ............................................................................      2,155,100            66,269,325
Wisconsin Energy Corp. ..................................................................      1,206,700            34,692,625
                                                                                                                  ------------
                                                                                                                   567,044,583
------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $4,423,136,813)                                                                        6,300,286,074
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $4,912,645,936) (a)                                                   6,838,494,675
------------------------------------------------------------------------------------------------------------------------------

    * Non income producing.

  (a) The cost for federal income tax purposes was $4,908,855,927. At December 31, 1997, net unrealized appreciation for all securities based on tax cost was $1,929,638,748. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,949,785,900 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $20,147,152.

  (b) Securities valued in good faith by the Valuation Committee of the Board of Trustees at fair value amounted to $42,384,365 (.62% of net assets). Their values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The cost of these securities at December 31, 1997 aggregated $33,500,000. These securities may also have certain restrictions as to resale.

  (c) Restricted Securities -- securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning such restricted securities at December 31, 1997 is as follows:

      Security                               Acquisition Date       Cost ($)
      --------                               ----------------       --------
      Security Capital Corp., Debenture,
        6.5%, 3/29/16                             4/18/96          16,750,000
      Security Capital Corp.                      4/18/96          16,750,000

 (d)  Affiliated Issuer (See Notes to Financial Statements)

    The accompanying notes are an integral part of the financial statements.


                      19 - Scudder Growth and Income Growth

                              Financial Statements

                       Statement of Assets and Liabilities
                             as of December 31, 1997

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market:
                    Unaffiliated issuers (identified cost $4,864,004,024) ............     $6,768,419,400
                    Affiliated issuers (identified cost $48,641,912) .................         70,075,275
                 Total investments, at market value                                        ----------------
                    (identified cost $4,912,645,936) .................................      6,838,494,675
                 Receivable for investments sold .....................................          5,297,223
                 Dividends and interest receivable ...................................         19,970,878
                 Receivable for Fund shares sold .....................................         13,019,077
                 Receivable for foreign tax recoverable ..............................          1,176,256
                 Other assets ........................................................             62,132
                                                                                           ----------------
                 Total assets ........................................................      6,878,020,241
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for investments purchased ...................................         30,994,705
                 Payable for Fund shares redeemed ....................................          8,059,245
                 Accrued management fee ..............................................          2,547,917
                 Other payables and accrued expenses .................................          2,834,252
                                                                                           ----------------
                 Total liabilities ...................................................         44,436,119
                -------------------------------------------------------------------------------------------
                 Net assets, at market value                                               $6,833,584,122
                -------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Undistributed net investment income .................................          5,816,401
                 Net unrealized appreciation (depreciation) on:
                    Investments ......................................................      1,925,848,739
                    Foreign currency related transactions ............................            (27,735)
                 Accumulated net realized gain .......................................         66,347,065
                 Paid-in capital .....................................................      4,835,599,652
                -------------------------------------------------------------------------------------------
                 Net assets, at market value                                               $6,833,584,122
                -------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net asset value, offering and redemption price per share
                    ($6,833,584,122 / 250,081,688 outstanding shares of beneficial
                    interest, $.01 par value, unlimited number of shares                    ---------------
                    authorized) ......................................................             $27.33
                                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.


                      20 - Scudder Growth and Income Growth

                             Statement of Operations
                          year ended December 31, 1997

Investment Income
------------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends--Unaffiliated issuers (net of foreign taxes withheld of
                    $3,182,189) ......................................................      $ 149,288,227
                 Dividends--Affiliated issuers .......................................          2,985,748
                 Interest ............................................................         20,259,034
                                                                                           -----------------
                                                                                              172,533,009
                                                                                           -----------------
                 Expenses:
                 Management fee ......................................................         26,072,293
                 Services to shareholders ............................................         13,568,308
                 Custodian and accounting fees .......................................          1,232,691
                 Trustees' fees and expenses .........................................             43,737
                 Reports to shareholders .............................................            799,110
                 Registration fees ...................................................            648,393
                 Auditing ............................................................             56,292
                 Legal ...............................................................             46,728
                 Other ...............................................................            106,112
                                                                                           -----------------
                                                                                               42,573,664
                --------------------------------------------------------------------------------------------
                 Net investment income                                                        129,959,345
                --------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
------------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments .........................................................        492,380,210
                 Foreign currency related transactions ...............................           (432,558)
                                                                                           -----------------
                                                                                              491,947,652
                                                                                           -----------------
                 Net unrealized appreciation (depreciation) during the period on:
                 Investments .........................................................        808,740,214
                 Foreign currency related transactions ...............................            (42,092)
                                                                                           -----------------
                                                                                              808,698,122
                --------------------------------------------------------------------------------------------
                 Net gain on investment transactions                                        1,300,645,774
                --------------------------------------------------------------------------------------------
                --------------------------------------------------------------------------------------------
                 Net increase in net assets resulting from operations                      $1,430,605,119
                --------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                      21 - Scudder Growth and Income Growth

                       Statements of Changes in Net Assets

                                                                                                   Years Ended December 31,
Increase (Decrease) in Net Assets                                                                  1997               1996
------------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ..................................................     $ 129,959,345     $  99,189,004
                 Net realized gain from investment transactions .........................       491,947,652       212,741,586
                 Net unrealized appreciation on investment transactions during
                    the period ..........................................................       808,698,122       415,550,751
                                                                                           ----------------  -----------------
                 Net increase in net assets resulting from operations ...................     1,430,605,119       727,481,341
                                                                                           ----------------  -----------------
                 Distributions to shareholders from:
                 Net investment income ..................................................      (126,973,242)      (95,258,805)
                                                                                           ----------------  -----------------
                 Net realized gains on investment transactions ..........................      (499,553,699)     (149,937,532)
                                                                                           ----------------  -----------------
                 Fund share transactions:
                 Proceeds from shares sold ..............................................     2,222,518,008     1,116,527,351
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions .......................................       585,826,807       224,992,117

                 Cost of shares redeemed ................................................      (965,320,076)     (698,530,847)
                                                                                           ----------------  -----------------
                 Net increase in net assets from Fund share transactions ................     1,843,024,739       642,988,621
                                                                                           ----------------  -----------------
                 Increase in net assets .................................................     2,647,102,917     1,125,273,625
                 Net assets at beginning of period ......................................     4,186,481,205     3,061,207,580
                 Net assets at end of period (including undistributed net                  ----------------  -----------------
                    investment income of $5,816,401 and $6,401,797, respectively) .......    $6,833,584,122    $4,186,481,205
                                                                                           ----------------  -----------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ..............................       180,244,068       151,318,741
                                                                                           ----------------  -----------------
                 Shares sold ............................................................        84,125,982        51,282,565
                 Shares issued to shareholders in reinvestment of distributions .........        22,057,223         9,848,328
                 Shares redeemed ........................................................       (36,345,585)      (32,205,566)
                                                                                           ----------------  -----------------
                 Net increase in Fund shares ............................................        69,837,620        28,925,327
                                                                                           ----------------  -----------------
                 Shares outstanding at end of period ....................................       250,081,688       180,244,068
                                                                                           ----------------  -----------------

    The accompanying notes are an integral part of the financial statements.


                      22 - Scudder Growth and Income Growth

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                  Years Ended December 31,
                                      1997(d)   1996(d)    1995     1994    1993(b)    1992       1991     1990     1989     1988
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of        ----------------------------------------------------------------------------------------------
   period ..........................  $23.23    $20.23    $16.26   $17.24   $16.20    $15.76     $12.77   $14.14   $13.18    $12.31
Income from investment               ----------------------------------------------------------------------------------------------
   operations:
Net investment income ..............     .62       .60       .55      .49      .49       .57        .57      .65      .67       .60
Net realized and unrealized gain
   (loss) on investment
   transactions ....................    6.26      3.84      4.46     (.05)    2.01       .90       2.97    (1.01)    2.75       .86
                                     ----------------------------------------------------------------------------------------------
Total from investment operations ...    6.88      4.44      5.01      .44     2.50      1.47       3.54     (.36)    3.42      1.46
Less distributions from:             ----------------------------------------------------------------------------------------------
Net investment income ..............    (.58)     (.57)     (.56)    (.51)    (.45)     (.53)      (.55)    (.67)    (.69)     (.59)
Net realized gains on investment
   transactions ....................   (2.20)     (.87)     (.48)    (.91)   (1.01)     (.50)        --     (.34)   (1.77)       --
                                     ----------------------------------------------------------------------------------------------
Total distributions ................   (2.78)    (1.44)    (1.04)   (1.42)   (1.46)    (1.03)      (.55)   (1.01)   (2.46)     (.59)
                                     ----------------------------------------------------------------------------------------------
Net asset value,                     ----------------------------------------------------------------------------------------------
   end of period ...................  $27.33    $23.23    $20.23   $16.26   $17.24    $16.20     $15.76   $12.77   $14.14    $13.18
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (%) ...................   30.31     22.18     31.18     2.60    15.59      9.57      28.16    (2.33)   26.36     12.01
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ....................   6,834     4,186     3,061    1,992    1,624     1,166        723      491      490       402
Ratio of operating expenses to
   average net assets (%) ..........     .76       .78       .80      .86      .86       .94(a)     .97      .95      .87       .92
Ratio of net investment income to
   average net assets (%) ..........    2.31      2.77      3.10     2.98     2.93      3.60       4.03     5.03     4.47      4.63
Portfolio turnover rate (%) ........    22.2      26.6      26.9     42.3     35.5      27.5       44.7     64.7     76.6      47.6
Average commission rate paid (c) ...  $.0605    $.0572        --       --       --        --         --       --       --        --

(a) The Adviser did not impose a portion of its management fee amounting to $.02 per share for the year ended December 31, 1992. If all expenses, including the management fee not imposed, had been incurred by the Fund, the annualized ratio of expenses to average net assets for such year would have been 1.08% and the total return would have been lower. This ratio includes costs associated with the acquisition of certain assets of Niagara Share Corporation on July 27, 1992; exclusive of these charges the ratio would have been .92%.
(b) Effective January 1, 1993, the Fund discontinued using equalization accounting.
(c) Average commission rate paid per share of common and preferred stocks is calculated for years beginning on or after January 1, 1996.
(d) Based on monthly average shares outstanding during the period.


                      23 - Scudder Growth and Income Growth

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Growth and Income Fund (the "Fund") is a diversified series of Scudder Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on the Nasdaq System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities other than money market securities with an original maturity over sixty days are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Restricted Securities. The Fund may not purchase restricted securities (for these purposes, restricted security means a security which cannot be sold to the public without registration under the Securities Act of 1933, as amended, or the availability of an exemption from registration, or which is subject to other legal or contractual delays in or restrictions on resale), if, as a result thereof, more than 10% of the value of the Fund's total assets would be invested in restricted securities. The aggregate fair value of restricted securities at December 31, 1997, amounted to $42,384,365 which represents .62% of net assets.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

  (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

  (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the daily rates of exchange prevailing on the respective dates of such transactions.


                      24 - Scudder Growth and Income Growth

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no provision for federal income taxes was required.

Distribution of Income and Gains. Distributions of net investment income are made quarterly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to non-taxable distributions and certain securities sold at a loss. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the specific identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                      B. Purchases and Sales of Securities

For the year ended December 31, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated $2,411,425,070 and $1,194,595,274, respectively.

                               C. Related Parties

Under the Investment Management Agreement between the Fund and Scudder, Stevens & Clark, Inc. ("Scudder" or the "Adviser") which was in effect prior to May 1, 1997 (the "Agreement"), the Fund agreed to pay the Adviser an annual rate of approximately 0.60% on the first $500,000,000 of the Fund's average daily net assets, 0.55% on the next $500,000,000, 0.50% on the next $500,000,000, 0.475%
on the next $500,000,000, 0.45% on the next $1,000,000,000, and 0.425% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly.

Effective May 1, 1997, the Fund, as approved by the Fund's Board of Trustees, adopted a new Investment Management Agreement (the "Management Agreement") with Scudder. Under the Management Agreement the Adviser directs the


                      25 - Scudder Growth and Income Growth
investments of the Fund in accordance with its investment objective, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of approximately 0.60% on the first $500,000,000 of the Fund's average daily net assets, 0.55% on the next $500,000,000, 0.50% on the next $500,000,000, 0.475%
on the next $500,000,000, 0.45% on the next $1,000,000,000, 0.425% on the next
$1,500,000,000, and 0.405% of such net assets in excess of $4,500,000,000, computed and accrued daily and payable monthly.

Effective December 31, 1997, Scudder and The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Scudder changed its name to Scudder Kemper Investments Inc. ("Scudder Kemper"). The transaction between Scudder and Zurich resulted in the termination of the Fund's Investment Management Agreement with Scudder. However, a new Investment Management Agreement between the Fund and Scudder Kemper was approved by the Fund's Board of Trustees and by the Fund's Shareholders. The Management Agreement, which is effective December 31, 1997, is the same in all material respects as the corresponding previous Investment Management Agreement, except that Scudder Kemper is the new investment adviser to the Fund. For the year ended December 31, 1997, the fee pursuant to these agreements amounted to $26,072,293, which was equivalent to an annual effective rate of 0.46% of the Fund's average daily net assets.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended December 31, 1997, the amount charged to the Fund by SSC aggregated $6,262,085, of which $541,140 is unpaid at December 31, 1997.

The Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Adviser, the Portfolios, the Underlying Funds, SSC, SFAC, STC, and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. For the year ended December 31, 1997, the Special Servicing Agreement expense charged to the Fund amounted to $241,803.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended December 31, 1997, the amount charged to the Fund by STC aggregated $4,655,851, of which $469,097 is unpaid at December 31, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended December 31, 1997, the amount charged to the Fund by SFAC aggregated $338,966, of which $32,524 is unpaid at December 31, 1997.

The Fund pays each Trustee not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended December 31, 1997, Trustees' fees and expenses aggregated $43,737.


                      26 - Scudder Growth and Income Growth

               D. Transactions in Securities of Affiliated Issuers

An affiliated issuer is a company in which the Fund has ownership of at least 5% of the voting securities. A summary of the Fund's transactions with companies which are or were affiliates for the year ended December 31, 1997 are as follows:

                                      Purchases    Sales      Dividend        Market
            Affiliate                 Cost ($)    Cost ($)   Income ($)      Value ($)
--------------------------------------------------------------------------------------------
General Growth Properties, Inc       12,116,400     --        2,985,748    70,075,275
                                  ==========================================================


                      27 - SCUDDER GROWTH AND INCOME FUND

                        Report of Independent Accountants

To the Trustees of Scudder Investment Trust and the Shareholders of Scudder Growth and Income Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Growth and Income Fund, including the investment portfolio, as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Growth and Income Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended in conformity with generally accepted accounting principles.


Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
February 3, 1998


                      28 - Scudder Growth and Income Growth

                                 Tax Information

By now shareholders for whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV and tax information letter from the Fund.

The Fund paid distributions of $2.12 per share from net long-term capital gains during its year ended December 31, 1997, of which 65% represents 20% rate gains. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $477,651,988 as capital gain dividends for its year ended December 31, 1997, of which 78.6% represents 20% rate gains.

For corporate shareholders, 98.03% of the income dividends paid during the Fund's year ended December 31, 1997 qualified for the dividends received deduction.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.


                      29 - Scudder Growth and Income Growth

                           Shareholder Meeting Results

A Special Meeting of Shareholders (the "Meeting") of Scudder Growth and Income Fund (the "Fund") was held on October 24, 1997, at the office of Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.), Two International Place, Boston, Massachusetts 02110. At the Meeting, as adjourned and reconvened, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below). With regard to certain proposals, it was recommended that the Meeting be reconvened in order to provide shareholders with an additional opportunity to return their proxies. The date of the reconvened meeting at which the matters were decided is noted after the proposed matter.

1. To approve the new Investment Management Agreement between the Fund and Scudder Kemper Investments, Inc.

                                Number of Votes:
                                ----------------

          For            Against            Abstain          Broker Non-Votes*
          ---            -------            -------          -----------------

      114,362,502       4,718,851          3,418,684             5,962,317

2.    To elect Trustees.

                                                      Number of Votes:
                                                      ----------------

                     Trustee                   For                    Withheld
                     -------                   ---                    --------

        Henry P. Becton, Jr.               118,701,742               3,798,295

        Dawn-Marie Driscoll                118,685,587               3,814,450

        Peter B. Freeman                   118,669,156               3,830,881

        George M. Lovejoy, Jr.             118,687,298               3,812,739

        Dr. Wesley W. Marple, Jr.          118,705,297               3,794,740

        Daniel Pierce                      118,709,012               3,791,025

        Kathryn L. Quirk                   118,612,723               3,887,314

        Jean C. Tempel                     118,699,665               3,800,372


3. To approve the Board's discretionary authority to convert the Fund to a master/feeder fund structure through a sale or transfer of assets or otherwise. (Approved on December 2, 1997.)

                                Number of Votes:
                                ----------------

          For             Against           Abstain        Broker Non-Votes*
          ---             -------           -------        -----------------

      123,316,265        11,355,389        7,682,785            248,061


                      30 - Scudder Growth and Income Fund

4. To approve certain amendments to the Declaration of Trust. Sufficient proxies had not been received by December 2, 1997 to approve the amendments to the Declaration of Trust. Management has determined not to continue to seek shareholder approval for this item.

                                Number of Votes:
                                ----------------

          For              Against          Abstain        Broker Non-Votes*
          ---              -------          -------        -----------------

      125,439,639         9,537,814        7,625,047               0

5. To approve the revision of certain fundamental investment policies.


                                                                         Number of Votes:
                                                                         ----------------
                                                                                                         Broker
            Fundamental Policies                      For            Against           Abstain         Non-Votes*
            --------------------                      ---            -------           -------         ---------


     5.1   Diversification                        102,323,047       7,289,769         6,924,904        5,962,317

     5.2   Borrowing                              101,558,540       8,011,062         6,968,118        5,962,317

     5.3   Senior securities                      102,071,234       7,503,754         6,962,732        5,962,317

     5.4   Concentration                          102,092,863       7,486,775         6,958,082        5,962,317

     5.5   Underwriting of securities             102,186,604       6,350,308         8,000,808        5,962,317

     5.6   Investment in real estate              100,001,983       6,438,760        10,096,977        5,962,317

     5.7   Purchase of physical                   99,745,061        6,691,104        10,101,555        5,962,317
           commodities

     5.8   Lending                                99,910,539        6,518,743        10,108,438        5,962,317

6. To ratify the selection of Coopers & Lybrand L.L.P. as the Fund's independent accountants.


                                Number of Votes:
                                ----------------

           For                      Against                    Abstain
           ---                      -------                    -------

       113,749,148                 2,052,180                  6,698,709

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.


                      31 - Scudder Growth and Income Fund

                              Officers and Trustees

Daniel Pierce*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General
Manager, WGBH Educational
Foundation

Dawn-Marie Driscoll
Trustee; Executive Fellow, Center
for Business Ethics

Peter B. Freeman
Trustee, Corporate Director and
Trustee

George M. Lovejoy, Jr.
Trustee; President and Director,
Fifty Associates

Wesley W. Marple, Jr.
Trustee; Professor of Business
Administration, Northeastern
University

Kathryn L. Quirk*
Trustee, Vice President and
Assistant Secretary

Jean C. Tempel
Trustee; General Partner,
TL Ventures

Bruce F. Beaty*
Vice President

Philip S. Fortuna*
Vice President

William F. Gadsden*
Vice President

Jerard K. Hartman*
Vice President

Robert T. Hoffman*
Vice President

Thomas W. Joseph*
Vice President

Valerie F. Malter*
Vice President

Thomas F. McDonough*
Vice President, Secretary and
Assistant Treasurer

Edward J. O'Connell*
Vice President and Assistant
Treasurer

Caroline Pearson*
Assistant Secretary


                        *Scudder Kemper Investments, Inc.

                      32 - Scudder Growth and Income Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                       33 - Scudder Growth and Income Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                       34 - Scudder Growth and Income Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                       35 - Scudder Growth and Income Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

                            SCUDDER INVESTMENT TRUST

                            PART C. OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

            a.    Financial Statements

                  Included in Part A:

                        For Scudder Growth and Income Fund:
                        Financial highlights for the ten fiscal years ended December 31, 1997
                        (Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement.)
                        To be filed by amendment.

                        For Scudder Large Company Growth Fund:
                        Financial Highlights for the period May 15, 1991 (commencement of operations) to October 31, 1991 and for the six fiscal years ended October 31, 1997 (Incorporated by Reference to Post-Effective Amendment No. 90 to the Registration Statement.)

                        For Scudder Classic Growth Fund:
                        Financial Highlights for the period September 9, 1996 (commencement of operations) to February 28, 1997. (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                        For Scudder S&P 500 Index Fund - Equity 500 Index
                        Portfolio:
                        Financial Highlights for the period August 29, 1997 (commencement of operations) to December 31, 1997. (Incorporated by reference to Post - Effective Amendment No. 91 to the Registration Statement.)

                  Included in the Part B:

                        For Scudder Growth and Income Fund:
                        Investment Portfolio as of December 31, 1997
                        To be filed by amendment.
                        Statement of Assets and Liabilities as of December 31, 1997
                        To be filed by amendment.
                        Statement of Operations for the year ended December 31, 1997
                        To be filed by amendment.
                        Statements of Changes in Net Assets for the two fiscal years ended December 31, 1997
                        To be filed by amendment.
                        Financial Highlights for the ten fiscal years ended December 31, 1997
                        To be filed by amendment.
                        Notes to Financial Statements
                        To be filed by amendment.
                        Report of Independent Accountants
                        To be filed by amendment.

                        For Scudder Large Company Growth Fund:
                        Investment Portfolio as of October 31, 1997
                        Statement of Assets and Liabilities as of October 31,
                        1997

                        Statement of Operations for the fiscal year ended October 31, 1997
                        Statements of Changes in Net Assets for the three fiscal years ended October 31, 1997
                        Financial Highlights for the period May 15, 1991 (commencement of operations) to October 31, 1991 and for the six fiscal years ended October 31, 1997
                        Notes to Financial Statements
                        Report of Independent Accountants

                        For Scudder Classic Growth Fund:
                        Investment Portfolio as of February 28, 1997
                        Statement of Assets and Liabilities as of February 28, 1997
                        Statement of Operations for the period September 9, 1996 (commencement of operations) to February 28, 1997 Statement of Changes in Net Assets for the period September 9, 1996 (commencement of operations) to February 28, 1997
                        Financial Highlights for the period September 9, 1996 (commencement of operations) to February 28, 1997
                        Notes to Financial Statements
                        Report of Independent Accountants
                        (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement.)

                        For Scudder S&P 500 Index Fund - Equity 500 Index
                        Portfolio:
                        Investment Portfolio as of December 31, 1997
                        Statement of Assets and Liabilities for the period August 29, 1997 (commencement of operations) to December 31, 1997
                        Statement of Operations for the period August 29, 1997 (commencement of operations) to December 31, 1997 Statement of Changes in Net Assets for the period August 29, 1997 (commencement of operations) to December 31, 1997
                        Financial Highlights for the period August 29, 1997 (commencement of operations) to December 31, 1997
                        Notes to Financial Statements
                        Report of Independent Accountants
                        (Incorporated by reference to Post - Effective Amendment No. 91 to the Registration Statement.)

                        For Scudder Real Estate Investment Fund:
                        Statement of Assets and Liabilities as of February 25, 1998.
                        (Incorporated by reference to Post - Effective Amendment No. 91 to the Registration Statement.)


                  Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

            b.    Exhibits:

                                All references are to the Registrant's
                                Registration Statement on Form N-1A filed with the Securities and Exchange Commission. File Nos. 2-13628 and 811-43. ("Registration Statement").

                   1.    (a)(1) Amended and Restated Declaration of Trust
                                dated November 4, 1987 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (a)(2) Amendment to Amended and Restated Declaration
                                of Trust dated November 14, 1990 is
                                incorporated by reference to Post-Effective
                                Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (a)(3) Certificate of Amendment of Declaration of
                                Trust dated February 12, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement
                                ("Post-Effective Amendment No. 78").

                         (b)(1) Establishment and Designation of Series of
                                Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Growth and Income Fund and Scudder Quality Growth Fund is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (b)(2) Establishment and Designation of Series of
                                Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Classic Growth Fund is incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement ("Post-Effective
                                Amendment No. 76").

                         (b)(3) Establishment and Designation of Series of
                                Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Growth and Income Fund, Scudder Large Company Growth Fund, and Scudder Classic Growth Fund is incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement ("Post-Effective Amendment No. 81").

                   2.    (a)    By-Laws of the Registrant dated September 20,
                                1984 are incorporated by reference to
                                Post-Effective Amendment No. 78 to the
                                Registration Statement ("Post-Effective
                                Amendment No. 78").

                         (b) Amendment to By-Laws of the Registrant dated August 13, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                Amendment No. 78").

                         (c) Amendment to By-Laws of the Registrant dated November 12, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                Amendment No. 78").

                   3.           Inapplicable.

                   4. Specimen certificate representing shares of beneficial interest with $0.01 par value of Scudder Growth and Income Fund is incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement ("Post-Effective Amendment No. 59").

                   5.    (a)    Investment Management Agreement between the
                                Registrant (on behalf of Scudder Growth and
                                Income Fund) and Scudder, Stevens & Clark,
                                Inc. ("Scudder") dated November 14, 1990 is incorporated by reference to Post-Effective
                                Amendment No. 78 to the Registration Statement
                                ("Post-Effective Amendment No. 78").

                         (b) Investment Management Agreement between the Registrant (on behalf of Scudder Quality Growth Fund) and Scudder dated May 9, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (c) Investment Management Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and Scudder dated August 10, 1993 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (d) Investment Management Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and Scudder dated August 8, 1995 is incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement ("Post-Effective Amendment No. 75").

                         (e) Investment Management Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder, Stevens & Clark, Inc. dated August 13, 1996 is incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement ("Post-Effective Amendment No. 81").

                         (f) Investment Management Agreement between the Registrant, on behalf of Scudder Growth and Income Fund, and Scudder, Stevens & Clark, Inc. dated May 1, 1997 is incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement.

                         (g) Investment Management Agreement between the Registrant, on behalf of Scudder Large Company Growth Fund, and Scudder Kemper Investments, Inc. dated December 31, 1998 is incorporated by reference to Post-Effective Amendment No. 90 to the Registration Statement.

                         (h) Investment Management Agreement between the Registrant, on behalf of Scudder Real Estate Invesment Fund, and Scudder Kemper Investments, Inc. dated March 2, 1998 to be filed by amendment.

                         (i) Investment Management Agreement between the Registrant, on behalf of Scudder S&P 500 Index Fund, and Scudder Kemper Investments, Inc. dated December 31, 1997 is incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement.

                         (j) Investment Management Agreement between the Registrant, on behalf of Scudder Growth and Income Fund, and Scudder Kemper Investments, Inc. dated December 31, 1997 is filed herein.

                   6.    (a)    Underwriting Agreement between the Registrant
                                and Scudder Investor Services, Inc., formerly
                                Scudder Fund Distributors, Inc., dated
                                September 10, 1985 is incorporated by
                                reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                Amendment No. 78").

                   7.           Inapplicable.

                   8.    (a)(1) Custodian Agreement between the Registrant (on
                                behalf of Scudder Growth and Income Fund) and State Street Bank and Trust Company ("State Street Bank") dated December 31, 1984 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (a)(2) Amendment dated April 1, 1985 to the Custodian
                                Agreement between the Registrant and State
                                Street Bank is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                Amendment No. 78").

                         (a)(3) Amendment dated August 8, 1987 to the
                                Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                Amendment No. 78").

                         (a)(4) Amendment dated August 9, 1988 to the
                                Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                Amendment No. 78").

                         (a)(5) Amendment dated July 29, 1991 to the Custodian
                                Agreement between the Registrant and State
                                Street Bank is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                Amendment No. 78").

                         (a)(6) Custodian fee schedule for Scudder Growth and
                                Income Fund is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                Amendment No. 78").

                         (a)(7) Custodian fee schedule for Scudder Quality
                                Growth Fund is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                Amendment No. 78").

                         (a)(8) Custodian fee schedule for Scudder S&P 500
                                Index Fund is incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement.

                         (b)(1) Subcustodian Agreement with fee schedule
                                between State Street Bank and The Bank of New York, London office, dated December 31, 1978 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (c)(1) Subcustodian Agreement between State Street
                                Bank and The Chase Manhattan Bank, N.A. dated September 1, 1986 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                Amendment No. 78").

                         (d) Custodian fee schedule for Scudder Quality Growth Fund and Scudder Growth and Income Fund is incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement ("Post-Effective Amendment No. 72").

                         (e) Form of Custodian fee schedule for Scudder Classic Growth Fund is incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement ("Post-Effective Amendment No. 77").

                   9.    (a)(1) Transfer Agency and Service Agreement with fee
                                schedule between the Registrant and Scudder
                                Service Corporation dated October 2, 1989 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (a)(2) Revised fee schedule dated October 6, 1995 for
                                Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 76 ("Post-Effective Amendment No. 76").

                         (a)(3) Form of revised fee schedule for Exhibit
                                9(a)(1) dated October 1, 1996 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement
                                ("Post-Effective Amendment No. 78").

                         (b)(1) COMPASS Service Agreement and fee schedule
                                with Scudder Trust Company dated January 1,
                                1990 is incorporated by reference to
                                Post-Effective Amendment No. 78 to the
                                Registration Statement ("Post-Effective
                                Amendment No. 78").

                         (b)(2) COMPASS and TRAK 2000 Service Agreement
                                between Scudder Trust Company and the
                                Registrant dated October 1, 1995 is
                                incorporated by reference to Post-Effective
                                Amendment No. 74 ("Post-Effective Amendment
                                No. 74").

                         (b)(3) Form of revised fee schedule for Exhibit
                                9(b)(1) dated October 1, 1996 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement
                                ("Post-Effective Amendment No. 78").

                         (c) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Quality Growth Fund and Scudder Fund Accounting Corporation dated November 1, 1994 is incorporated by reference to Post-Effective Amendment No. 72.

                         (d) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Growth and Income Fund and Scudder Fund Accounting Corporation dated October 17, 1994 is incorporated by reference to Post-Effective Amendment No. 73.

                         (e) Form of Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder Fund Accounting Corporation is incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement ("Post-Effective Amendment No. 77").

                         (f)(1) Shareholder Services Agreement between the
                                Registrant and Charles Schwab & Co., Inc.
                                dated June 1, 1990 is incorporated by
                                reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (f)(2) Service Agreement between Copeland Associates,
                                Inc. and Scudder Service Corporation (on behalf of Scudder Quality Growth Fund and Scudder Growth and Income Fund) dated June 8, 1995 is incorporated by reference to Post-Effective Amendment No. 74 ("Post-Effective Amendment No. 74").

                   10.          Inapplicable.

                   11.          Inapplicable.

                   12.          Inapplicable.

                   13.          Inapplicable.

                   14.   (a)    Scudder Flexi-Plan for Corporations and
                                Self-Employed Individuals is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                Amendment No. 78").

                         (b)    Scudder Individual Retirement Plan is
                                incorporated by reference to Post-Effective
                                Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (c) SEP-IRA is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective
                                Amendment No. 78").

                         (d) Scudder Funds 403(b) Plan is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (e) Scudder Cash or Deferred Profit Sharing Plan under Section 401(k) is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                         (f)    Scudder Roth IRA Custodian Disclosure
                                Statement and Plan Agreement is incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement.

                   15.          Inapplicable.

                   16. Schedule for Computation of Performance Quotation is filed herein. Power of Attorney is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                   17.          Inapplicable.

                   18.          Rule 18f-3 Plan to be filed by amendment


Item 25.    Persons Controlled by or under Common Control with Registrant.

            None

Item 26.    Number of Holders of Securities (as of February 23, 1998).

                           (1)                                 (2)
                      Title of Class              Number of Record Shareholders
                      --------------              -----------------------------

            Shares of beneficial interest
            ($0.01 par value):

            Scudder Growth and Income Fund                  422,225
            Scudder Large Company Growth Fund                29,629
            Scudder Classic Growth Fund                       5,055
            Scudder S&P 500 Index Fund                        2,756

Item 27.    Indemnification.

            A policy of insurance covering Scudder, Stevens & Clark, Inc. its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

            Article IV, Sections 4.1-4.3 of Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more series of which the shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3 Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                        (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                        (ii) the words "claim," "action," "suit," or
                        "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                        (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                        (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                        (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                              (A) by the court or other body approving the settlement or other disposition; or

                              (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                        (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                        (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                        As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.    Business or Other Connections of Investment Adviser

            Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                  Business and Other Connections of Board
       Name       of Directors of Registrant's Adviser
       ----       ------------------------------------

Stephen R.        Treasurer and Chief Financial Officer, Scudder Kemper
Beckwith              Investments, Inc.**
                  Vice President and Treasurer, Scudder Fund Accounting
                      Corporation*
                  Director, Scudder Stevens & Clark Corporation**
                  Director and Chairman, Scudder Defined Contribution
                      Services, Inc.**
                  Director and President, Scudder Capital Asset Corporation**
                  Director and President, Scudder Capital Stock Corporation**
                  Director and President, Scudder Capital Planning
                      Corporation**
                  Director and President, SS&C Investment Corporation**
                  Director and President, SIS Investment Corporation**
                  Director and President, SRV Investment Corporation**

Lynn S. Birdsong  Director and Vice President, Scudder Kemper Investments,
                      Inc.**
                  Director, Scudder, Stevens & Clark (Luxembourg) S.A. #

Laurence W.       Director, Scudder Kemper Investments, Inc.**
Cheng             Member, Corporate Executive Board, Zurich Insurance Company
                      of Switzerland ##
                  Director, ZKI Holding Corporation xx

Steven            Director, Scudder Kemper Investments, Inc.**
Gluckstern        Member, Corporate Executive Board, Zurich Insurance Company
                      of Switzerland ##
                  Director, Zurich Holding Company of America o

Rolf Huppi        Director, Chairman of the Board, Scudder Kemper
                      Investments, Inc.**
                  Member, Corporate Executive Board, Zurich Insurance Company
                      of Switzerland ##
                  Director, Chairman of the Board, Zurich Holding Company of
                      America o
                  Director, ZKI Holding Corporation xx

Kathryn L. Quirk  Director, Chief Legal Officer, Chief Compliance Officer and
                      Secretary, Scudder Kemper Investments, Inc.**
                  Director, Senior Vice President & Assistant Clerk, Scudder
                      Investor Services, Inc.*

                  Director, Vice President & Secretary, Scudder Fund
                      Accounting Corporation*
                  Director, Vice President & Secretary, Scudder Realty
                      Holdings Corporation*
                  Director & Assistant Clerk, Scudder Service Corporation* Director, SFA, Inc.*
                  Vice President, Director & Assistant Secretary, Scudder
                      Precious Metals, Inc.***
                  Director, Scudder, Stevens & Clark Japan, Inc.*** Director, Vice President and Secretary, Scudder, Stevens &
                      Clark of Canada, Ltd.***
                  Director, Vice President and Secretary, Scudder Canada
                      Investor Services Limited***
                  Director, Vice President and Secretary, Scudder Realty
                      Advisers, Inc. x
                  Director and Secretary, Scudder, Stevens & Clark
                      Corporation**
                  Director and Secretary, Scudder, Stevens & Clark Overseas
                      Corporation oo
                  Director and Secretary, SFA, Inc.*
                  Director, Vice President and Secretary, Scudder Defined
                      Contribution Services, Inc.**
                  Director, Vice President and Secretary, Scudder Capital
                      Asset Corporation**
                  Director, Vice President and Secretary, Scudder Capital
                      Stock Corporation**
                  Director, Vice President and Secretary, Scudder Capital
                      Planning Corporation**
                  Director, Vice President and Secretary, SS&C Investment
                      Corporation**
                  Director, Vice President and Secretary, SIS Investment
                      Corporation**
                  Director, Vice President and Secretary, SRV Investment
                      Corporation**
                  Director, Vice President and Secretary, Scudder Brokerage
                      Services, Inc.*
                  Director, Korea Bond Fund Management Co., Ltd.+

Markus            Director, Scudder Kemper Investments, Inc.**
Rohrbasser        Member Corporate Executive Board, Zurich Insurance Company
                      of Switzerland ##
                  President, Director, Chairman of the Board, ZKI Holding
                      Corporation xx

Cornelia M.       Vice President, Scudder Kemper Investments, Inc.**
Small

Edmond D.         Director, President and Chief Executive Officer, Scudder
Villani               Kemper Investments, Inc.**
                  Director, Scudder, Stevens & Clark Japan, Inc. ###
                  President and Director, Scudder, Stevens & Clark Overseas
                      Corporation oo
                  President and Director, Scudder, Stevens & Clark
                      Corporation**
                  Director, Scudder Realty Advisors, Inc.x
                  Director, IBJ Global Investment Management S.A. Luxembourg,
                      Grand-Duchy of Luxembourg

      *     Two International Place, Boston, MA
      x     333 South Hope Street, Los Angeles, CA
      **    345 Park Avenue, New York, NY
      #     Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
            Luxembourg B 34.564
      ***   Toronto, Ontario, Canada
      xxx   Grand Cayman, Cayman Islands, British West Indies
      oo    20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
      ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
      xx    222 S. Riverside, Chicago, IL
      o     Zurich Towers, 1400 American Ln., Schaumburg, IL
      +     P.O. Box 309, Upland House, S. Church St., Grand Cayman,
            British West Indies
      ##    Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 29.    Principal Underwriters.

      (a)

      Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

      (b)

      The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
      Item 29.

      (1)                        (2)                              (3)

                                                                  Positions and
      Name and Principal         Position and Offices with        Offices with
      Business Address           Scudder Investor Services, Inc.  Registrant
      ----------------           -------------------------------  ----------

      William S. Baughman        Vice President                   None
      Two International Place
      Boston, MA 02110

      Lynn S. Birdsong           Senior Vice President            None
      345 Park Avenue
      New York, NY 10154

      Mary Elizabeth Beams       Vice President                   None
      Two International Place
      Boston, MA 02110

      Mark S. Casady             Director, President and          None
      Two International Place    Assistant Treasurer
      Boston, MA  02110

      Linda Coughlin             Director and Senior Vice         None
      Two International Place    President
      Boston, MA  02110

      Richard W. Desmond         Vice President                   None
      345 Park Avenue
      New York, NY  10154

      Paul J. Elmlinger          Senior Vice President and        None
      345 Park Avenue            Assistant Clerk
      New York, NY  10154

      Philip S. Fortuna          Vice President                   Vice President
      101 California Street
      San Francisco, CA 94111

                                                                  Positions and
      Name and Principal         Position and Offices with        Offices with
      Business Address           Scudder Investor Services, Inc.  Registrant
      ----------------           -------------------------------  ----------

      William F. Glavin          Vice President                   None
      Two International Place
      Boston, MA 02110

      Margaret D. Hadzima        Assistant Treasurer              None
      Two International Place
      Boston, MA  02110

      Thomas W. Joseph           Director, Vice President,        Vice President
      Two International Place    Treasurer
      Boston, MA 02110           and Assistant Clerk

      Thomas F. McDonough        Clerk                            Vice
      Two International Place                                     President,
      Boston, MA 02110                                            Secretary and
                                                                  Treasurer

      Daniel Pierce              Director, Vice President         President and
      Two International Place    and Assistant Treasurer          Trustee
      Boston, MA 02110

      Kathryn L. Quirk           Director, Senior Vice President  Trustee, Vice
      345 Park Avenue            and Assistant Clerk              President and
      New York, NY  10154                                         Assistant
                                                                  Secretary

      Robert A. Rudell           Vice President                   None
      Two International Place
      Boston, MA 02110

      William M. Thomas          Vice President                   None
      Two International Place
      Boston, MA 02110

      Benjamin Thorndike         Vice President                   None
      Two International Place
      Boston, MA 02110

      Sydney S. Tucker           Vice President                   None
      Two International Place
      Boston, MA 02110

      Linda J. Wondrack          Vice President                   None
      Two International Place
      Boston, MA  02110

      (c)

               (1)                (2)              (3)              (4)             (5)
                                  Net
        Name of Principal     Underwriting   Compensation on
        Name of Principal    Discounts and     Redemptions       Brokerage         Other
          Underwriter         Commissions    and Repurchases    Commissions    Compensation
          -----------         -----------    ---------------    -----------    ------------


                                       15

         Scudder Investor         None            None             None            None
          Services, Inc.

Item 30.    Location of Accounts and Records.

            Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.    Management Services.

            Inapplicable.

Item 32.    Undertakings.

            Inapplicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 11th day of February, 1998.

                                         SCUDDER INVESTMENT TRUST



                                         By/s/Thomas F. McDonough
                                           --------------------------------
                                            Thomas F. McDonough, Vice President,
                                            Secretary and Treasurer
                                            (Principal Accounting Officer)


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE


/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              President (Principal Executive               February 11, 1998
                                            Officer) and Trustee


/s/Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      February 11, 1998


/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      February 11, 1998


/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      February 11, 1998


/s/George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      February 11, 1998


/s/Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                      February 11, 1998


/s/Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      February 11, 1998




/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee, Vice President                      February 11, 1998
                                            and Assistant Secretary




*By:/s/Thomas F. McDonough
    -----------------------
    Thomas F. McDonough**

     ** Attorney-in-fact pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 61 to the Registration Statement filed April 22, 1991 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 72 to the Registration Statement filed April 28, 1995 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 79 filed February 26, 1997 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 85 filed October 31, 1997.

                                                                File No. 2-13628
                                                                File No. 811-43

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 92
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 44

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                            SCUDDER INVESTMENT TRUST

                            SCUDDER INVESTMENT TRUST

                                  EXHIBIT INDEX

                                  Exhibit 5 (j)